     Supplement to Prospectus Dated May 1, 2001 for Pacific Select Exec II
        Flexible Premium Variable Life Insurance Policies (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following, and restates information contained in a supplement dated June 15, 2001 and a supplement dated October 11, 2001:

                      ---------------------------------------------------------
The Equity Income      The Equity Income variable investment option has
variable investment    changed its name to the Large-Cap Core variable
option has changed     investment option.
its name
                       This new name reflects a change in name of the underlying Equity Income portfolio managed by J.P.
                       Morgan Investment Management Inc. Throughout the prospectus or supplement thereof, any reference to the Equity Income portfolio, variable account or variable investment option is changed to refer to the Large-Cap
                       Core portfolio, variable account or variable investment option.

                      ---------------------------------------------------------
Two new variable       Two new variable investment options are available under
investment options     your policy.
are available
                       References to 31 variable investment options throughout
 .  Equity Income       the prospectus are changed to 33 variable investment
 .  Research            options.

                      ---------------------------------------------------------
An overview of         The following is added to Your investment options:
Pacific Select Exec    Transferring among investment options:
II is revised
                       Beginning October 1, 2001, the restrictions for transfers from the Fixed LT account are temporarily waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.



Supplement dated January 1, 2002

                    -----------------------------------------------------------
                    The following replaces Fees and expenses paid by the Pacific Select Fund: Other expenses

                    The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2000 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For each portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the Strategic Value Portfolio, $34,134 to the Focused 30 Portfolio and $27,505 to the Small-Cap Index Portfolio.

                 -------------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                 Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                 -------------------------------------------------------------------------------------
                                                   As an annual % of average daily net assets
                 Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                 Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                 Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                 Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                 Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                 International Large-Cap   1.05     0.12     --       1.17      --           1.17
                 I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                 Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                 Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                 Technology/1/             1.10     0.08     --       1.18      --           1.18
                 Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                 Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                 Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                  (formerly Equity
                  Income)
                 Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                 Growth LT                 0.75     0.04     --       0.79      --           0.79
                 Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                 Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                 International Value       0.85     0.11     --       0.96      --           0.96
                 Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                 Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                 Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                 Equity Index              0.25     0.04     --       0.29      --           0.29
                 Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                 REIT                      1.10     0.04     --       1.14      --           1.14
                 Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                 Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                 Money Market              0.34     0.04     --       0.38      --           0.38
                 High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                 Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                 Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                 Equity                    0.65     0.04     --       0.69      --           0.69
                 Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                 Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                 -------------------------------------------------------------------------------------

                    /1/ Expenses are estimated. There were no actual advisory
                        fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                    /2/ Total adjusted net expenses for these portfolios,
                        after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee rate/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio and 0.90% for Large-Cap Value Portfolio.
                    /3/ Effective January 1, 2002, advisory fee is reduced
                        from the annual rate of 1.50% of average daily net assets to 1.40%.
                    + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
How premiums work      The Uni-check plan is now called electronic funds
is revised             transfer plan.

                      ---------------------------------------------------------
                       The following section is added:

                      ---------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:

                        .  by personal check, drawn on a U.S. bank
                        . by cashier's check, money order, and traveler's checks in single denominations of $10,000 or more if they originate in a U.S. bank
                        . by third party check, when there is a clear connection of the third party to the underlying transaction
                        .  wire transfers that originate in U.S. banks.

                       We may not accept premium payments in the following forms:

                        .  cash
                        . credit card or check drawn against a credit card account
                        . cashier's check, money order or traveler's checks in single denominations of less than $10,000
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank
                        . third party check, if there is not a clear connection of the third party to the underlying transaction
                        .  wires that originate from foreign bank accounts.

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity portfolio and the Equity portfolio.
portfolio and the
Equity portfolio
has changed

                      ---------------------------------------------------------
Your investment        The following is added to the chart under Variable
options is revised     investment options:

                                           THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Equity Income       Current income.        Equity securities of large U.S.      Putnam Investment
                    Capital growth is of   companies with a focus on income-    Management, Inc.
                    secondary importance.  producing securities believed to be undervalued by the market.


Research            Long-term growth of    Equity securities of large U.S.      Putnam Investment
                    capital.               companies with potential for capital Management, Inc.
                                           appreciation.



                       The portfolio's main investments for Aggressive Equity portfolio in the chart under Variable investment options is replaced with the following:

                       Equity securities of small and medium-sized companies.

                      ---------------------------------------------------------
                       The fourth bullet under Fixed options is replaced:

                        . There are limitations on when and how much you can transfer from the fixed options. These limitations are described below in Transferring among investment options. We reserve the right, in our sole discretion, to waive the transfer restrictions on the fixed options. Please contact us or your registered representative to find out if a waiver is currently in effect.

                      ---------------------------------------------------------
                       The following is added to the end of sixth bullet point of Transferring among investment options:

                       Beginning October 1, 2001, the restrictions for transfers from the Fixed LT account are temporarily waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.

                      ---------------------------------------------------------
Withdrawals,           The following section is added after Ways to use your
surrenders and         policy's loan and withdrawal features:
loans is revised

                      ---------------------------------------------------------
Automated Income      Our automated income option ("AIO") program allows you
Option                to make scheduled withdrawals or loans. Your policy is
                      eligible after the 7th policy anniversary. To begin the
Withdrawals and       program, you must have a minimum net cash surrender
loans may reduce      value of $50,000, and your policy must not qualify as a
policy values and     modified endowment contract.
benefits. They may
also increase your    You request participation in the AIO program and
risk of lapse. In     specify your AIO preferences by sending us an AIO
order to minimize     request form. If you wish to do so, contact your
the risk of lapse,    registered representative for an AIO request form.
you should not take
additional loans or   There is no fee to participate in the AIO program. The
withdrawals while     $25 fee for withdrawals under the AIO program is
you are in the AIO    currently waived.
program.
                      Here's how the program works:
Distributions under
the AIO program may   . You can set up the income stream from your policy on
result in tax           either a monthly or annual basis. Each scheduled
liability. Please       income payment must be at least $500 if you choose to
consult your tax        receive monthly payments, or $1,000 if you choose
advisor.                annual payments.

                      . You may choose to receive either a fixed amount of
For more                income or an amount based on a fixed duration.
information, see        Depending upon your objectives, you may wish to
Withdrawals,            reduce your face amount or change your policy's death
Surrenders and          benefit option in order to maximize your income.
Loans and Variable
life insurance and    . You choose the scheduled income payment date. You may
your taxes in the       elect to have your income payments sent either by
prospectus.             check or by electronic deposit to a bank account. The
                        effective date of the withdrawal or loan will be the business day before any income payment date.

                      . If the scheduled income payment date falls on a weekend
                        or holiday, the actual income payment date will be the business day before the scheduled income payment date.

                      . The withdrawal or loan will be taken from your policy's
                        investment options in proportion to the accumulated value in each option.

Over time, your        Upon our receipt of your AIO request form, we will run
policy's actual        a hypothetical illustration to determine if your
performance, and       request can be fulfilled, or if any adjustments will be
perhaps your use of    necessary. We use the illustration to test your policy
the policy's           for the minimum net cash surrender value requirement.
options, are likely    Your policy must continue to have an illustrated net
to vary from the       cash surrender value at the maturity date sufficient to
assumptions used in    meet the minimum accumulated value required to allow
the illustrations.     for payment of policy charges, including policy loan
Changes in your        interest.
policy's investment
option allocations     Illustrations generally will be run at an annual gross
can impact your        earnings rate chosen by you, not to exceed 10%. No
future values and      earnings rate used is a guarantee or indication of
income you receive.    actual earnings.
Your policy may
also be more           We will complete an AIO agreement form, and send it and
susceptible to         the illustration to your registered representative for
lapse.                 delivery to you. The AIO agreement form will confirm
                       your income payment amount, frequency and duration, and
You are responsible    will also confirm your policy's cost basis and other
to monitor your        information about your elections under the AIO program.
policy's
accumulated value      Unless you request otherwise, distributions under the
to ensure your         AIO program will be taken first as withdrawals if not
policy is not in       taxable, then they will be taken as loans.
danger of lapsing.
You may need to        Payments under the AIO program will begin as scheduled
make additional        once we receive your signed AIO agreement form. We will
premium payments or    send you a letter confirming the date and amount of the
loan repayments to     first income payment.
prevent your policy
from lapsing.          The income payments will usually remain constant during
                       each income period, unless there is insufficient net
You will not           cash surrender value to make a payment. The duration of
receive a notice to    each income period is one year, except that the first
remind you of your     income period may differ depending on the following:
scheduled premium
payments while you     . If the AIO program start date is six months or more
are in the AIO           from your next policy anniversary, the income period
program.                 will end on the next policy anniversary. In this
                         case, the first income period will last at least six months, but not more than one year.

                       . If the AIO program start date is less than six months
                         from your next policy anniversary, the income period will extend to the following policy anniversary. In this case, the first income period will last at least one year, but not more than 18 months.

There is no charge     After the first income period, and each year you remain
for illustrations      in the AIO program, we will run an illustration after
we run in              each policy anniversary. This illustration will
connection with the    generally be run at a rate chosen by you, not to exceed
AIO program. They      a gross annual rate of 10%. Your policy must continue
do not count toward    to have an illustrated net cash surrender value at the
your one free          maturity date sufficient to meet the minimum
illustration per       accumulated value required to allow for payment of
year.                  policy charges, including policy loan interest.

                       We will send you a letter and the illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

                       You may discontinue participation in the AIO program at any time by sending a written notice to us.

                      ---------------------------------------------------------
                       The following section is added to Surrendering your policy after How we calculate the surrender charge:

                      ---------------------------------------------------------
Policy restoration     You may request to restore a policy you surrender if
                       the person insured by the policy is still living.
                       Here's how it works:

                        . We must receive your request to restore the policy
                          along with the full amount of the surrender proceeds within 30 days from the original date of the surrender. We will not require evidence of insurability.
                        . If we assessed a surrender charge when you
                          surrendered your policy, we will add the value of the charge to the surrender proceeds we receive from you.
                        . The surrender proceeds and any refunded surrender
                          charge will be placed into the Fixed account as of the original date of the surrender. We will calculate and pay interest on this amount from the date of surrender to the date we process your restoration request.
                        . On the date we process your restoration request, we
                          will transfer your accumulated value in the Fixed account to the investment options you choose according to your most recent premium allocation instructions.
                        . If you had an outstanding loan amount when you
                          surrendered your policy, we will reinstate the loan amount that was outstanding the day you surrendered your policy.
                        . Once we have restored the policy, we will send you a
                          written confirmation.

                       We will not restore a policy that has been surrendered for an income benefit.

                      ---------------------------------------------------------
About Pacific Life:    The next several pages contain the unaudited statement
Financial              of assets and liabilities of the Pacific Select Exec
Statements is          Separate Account as of September 30, 2001 and the
revised                related statement of operations for the nine months
                       then ended, and the statement of changes in net assets for the nine month period ended September 30, 2001 and for the year ended December 31, 2000.

                       These are followed by the unaudited consolidated financial statements for Pacific Life as of September 30, 2001 and December 31, 2000 and for the nine months ended September 30, 2001 and 2000.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT

                 Financial Statements as of September 30, 2001
                And for the nine months ended September 30, 2001
                    And for the year ended December 31, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                           Blue   Aggressive Aggressive Emerging Diversified Small-Cap International            I-Net
                           Chip     Growth     Equity   Markets   Research    Equity     Large-Cap    Equity  Tollkeeper
                         Variable  Variable   Variable  Variable  Variable   Variable    Variable    Variable  Variable
                         Account   Account    Account   Account    Account    Account     Account    Account   Account
                         ---------------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $16,214
 Aggressive Growth
 Portfolio..............            $3,882
 Aggressive Equity
 Portfolio..............                      $24,854
 Emerging Markets
 Portfolio..............                                $15,606
 Diversified Research
 Portfolio..............                                           $8,656
 Small-Cap Equity
 Portfolio..............                                                     $181,829
 International Large-Cap
 Portfolio..............                                                                  $24,212
 Equity Portfolio.......                                                                             $45,215
 I-Net Tollkeeper
 Portfolio..............                                                                                        $3,226

Receivables:

 Due from Pacific Life
 Insurance Company......     250        26          8        18                   144          59          7        24
 Fund shares redeemed...                                                1
                         ---------------------------------------------------------------------------------------------
Total Assets............  16,464     3,908     24,862    15,624     8,657     181,973      24,271     45,222     3,250
                         ---------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                1
 Fund shares purchased..     250        26          8        18                   144          59          7        24
                         ---------------------------------------------------------------------------------------------
Total Liabilities.......     250        26          8        18         1         144          59          7        24
                         ---------------------------------------------------------------------------------------------
NET ASSETS.............. $16,214    $3,882    $24,854   $15,606    $8,656    $181,829     $24,212    $45,215    $3,226
                         =============================================================================================
Shares Owned in each
Portfolio...............   2,239       551      3,299     3,292       929      12,997       4,288      2,668       892
                         =============================================================================================
Cost of Investments..... $20,397    $4,938    $41,230   $23,127    $9,959    $293,189     $30,714    $79,107    $6,681
                         =============================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Financial  Health              Telecom-    Multi-   Equity  Strategic
                         Services  Sciences Technology munications Strategy  Income    Value   Growth LT Focused 30
                         Variable  Variable  Variable   Variable   Variable Variable Variable  Variable   Variable
                          Account  Account   Account     Account   Account  Account   Account   Account   Account
                         ------------------------------------------------------------------------------------------
ASSETS

Investments:
 Financial Services
 Portfolio..............  $1,856
 Health Sciences
 Portfolio..............            $4,200
 Technology Portfolio...                      $1,365
 Telecommunications
 Portfolio..............                                  $439
 Multi-Strategy
 Portfolio..............                                           $149,701
 Equity Income
 Portfolio..............                                                    $173,079
 Strategic Value
 Portfolio..............                                                              $2,634
 Growth LT Portfolio....                                                                       $309,929
 Focused 30 Portfolio...                                                                                   $1,396
Receivables:
 Due from Pacific Life
 Insurance Company......                          38         5                             3        205         1
 Fund shares redeemed...                 1                              118       35
                         ------------------------------------------------------------------------------------------
Total Assets............   1,856     4,201     1,403       444      149,819  173,114   2,637    310,134     1,397
                         ------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                 1                              118       33
 Fund shares purchased..                          38         5                             3        205         1
                         ------------------------------------------------------------------------------------------
Total Liabilities.......                 1        38         5          118       33       3        205         1
                         ------------------------------------------------------------------------------------------
NET ASSETS..............  $1,856    $4,200    $1,365      $439     $149,701 $173,081  $2,634   $309,929    $1,396
                         ==========================================================================================
Shares Owned in each
Portfolio...............     215       482       316        98       10,734    9,275     339     18,375       241
                         ==========================================================================================
Cost of Investments.....  $2,036    $4,323    $2,174      $657     $166,062 $228,125  $3,222   $578,498    $1,929
                         ==========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Mid-Cap  International    Capital    Mid-Cap   Global   Equity  Small-Cap           Inflation
                          Value       Value     Opportunities  Growth   Growth   Index     Index     REIT     Managed
                         Variable   Variable      Variable    Variable Variable Variable Variable  Variable  Variable
                         Account     Account       Account    Account  Account  Account   Account  Account  Account (1)
                         ---------------------------------------------------------------------------------------------
ASSETS

Investments:
 Mid-Cap Value
 Portfolio.............. $47,110
 International Value
 Portfolio..............            $156,634
 Capital Opportunities
 Portfolio..............                           $6,378
 Mid-Cap Growth
 Portfolio..............                                       $2,722
 Global Growth
 Portfolio..............                                                 $622
 Equity Index
 Portfolio..............                                                        $374,268
 Small-Cap Index
 Portfolio..............                                                                  $19,005
 REIT Portfolio.........                                                                           $20,120
 Inflation Managed
 Portfolio (1) .........                                                                                      $41,021

Receivables:

 Due from Pacific Life
 Insurance Company......     226         275           35          41       3        132                20        163
 Fund shares purchased..                                                                       76
                         ---------------------------------------------------------------------------------------------
Total Assets............  47,336     156,909        6,413       2,763     625    374,400   19,081   20,140     41,184
                         ---------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......                                                                       76
 Fund shares purchased..     226         275           35          41       3        132                20        163
                         ---------------------------------------------------------------------------------------------
Total Liabilities.......     226         275           35          41       3        132       76       20        163
                         ---------------------------------------------------------------------------------------------
NET ASSETS.............. $47,110    $156,634       $6,378      $2,722    $622   $374,268  $19,005  $20,120    $41,021
                         =============================================================================================
Shares Owned in each
Portfolio...............   3,939      13,824          891         429      82     13,971    2,223    1,602      3,778
                         =============================================================================================
Cost of Investments..... $51,813    $218,184       $8,486      $3,592    $748   $437,094  $25,229  $19,146    $39,734
                         =============================================================================================

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond      Value   Variable Variable Variable Variable
                         Variable Variable  Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account    Account     I        II      III       IV
                         --------------------------------------------------------------------------
ASSETS

Investments:
 Managed Bond
  Portfolio............. $207,468
 Money Market
  Portfolio.............          $270,821
 High Yield Bond
  Portfolio.............                    $45,128
 Large-Cap Value
  Portfolio.............                               $52,599
 Brandes International
  Equity Portfolio......                                        $21,054
 Turner Core Growth
  Portfolio.............                                                  $9,568
 Frontier Capital
  Appreciation
  Portfolio.............                                                          $13,364
 Clifton Enhanced U.S.
  Equity Portfolio......                                                                    $8,805

Receivables:

 Due from Pacific Life
  Insurance Company.....      626               103        389                14                 7
 Fund shares redeemed...               723                          184               168
                         --------------------------------------------------------------------------
Total Assets............  208,094  271,544   45,231     52,988   21,238    9,582   13,532    8,812
                         --------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
  Insurance Company.....               711                          184               168
 Fund shares purchased..      626               103        389                14                 7
                         --------------------------------------------------------------------------
Total Liabilities.......      626      711      103        389      184       14      168        7
                         --------------------------------------------------------------------------
NET ASSETS.............. $207,468 $270,833  $45,128    $52,599  $21,054   $9,568  $13,364   $8,805
                         ==========================================================================
Shares Owned in each
 Portfolio..............   18,456   26,843    6,634      4,932    1,752      804      986      688
                         ==========================================================================
Cost of Investments..... $199,384 $271,130  $53,025    $62,058  $25,835  $15,554  $17,128  $11,913
                         ==========================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                        Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap  International             I-Net
                        Chip       Growth      Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper
                      Variable    Variable    Variable  Variable   Variable   Variable     Variable    Variable   Variable
                     Account (1) Account (1)  Account   Account     Account    Account      Account    Account    Account
                     ------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.........         $3                                          $14    $37,191         $159      $3,803
                     ------------------------------------------------------------------------------------------------------
Net Investment
Income.............          3                                           14     37,191          159       3,803
                     ------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized loss
 from security
 transactions......        (55)      ($105)    ($2,183) ($6,500)       (110)   (44,535)      (3,590)     (9,537)   ($1,528)
 Net unrealized
 appreciation
 (depreciation)
 on investments....     (4,183)     (1,056)     (9,332)     108      (1,316)   (44,377)      (4,719)    (16,052)    (1,218)
                     ------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments.....     (4,238)     (1,161)    (11,515)  (6,392)     (1,426)   (88,912)      (8,309)    (25,589)    (2,746)
                     ------------------------------------------------------------------------------------------------------
NET DECREASE IN NET
ASSETS RESULTING
FROM OPERATIONS....    ($4,235)    ($1,161)   ($11,515) ($6,392)    ($1,412)  ($51,721)     ($8,150)   ($21,786)   ($2,746)
                     ======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                      Financial    Health                 Telecom-    Multi-    Equity   Strategic
                      Services    Sciences   Technology  munications Strategy   Income     Value   Growth LT  Focused 30
                      Variable    Variable    Variable    Variable   Variable  Variable  Variable  Variable    Variable
                     Account (1) Account (1) Account (1) Account (1) Account   Account    Account   Account    Account
                     ----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..........                                                   $3,213    $3,074       $5     $66,963       $1
                     ----------------------------------------------------------------------------------------------------
Net Investment
Income..............                                                    3,213     3,074        5      66,963        1
                     ----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.......     ($21)        $20        ($853)      ($90)      1,916     5,523      (68)     14,635     (175)
 Net unrealized
 depreciation on
 investments........     (180)       (123)        (809)      (218)    (17,091)  (50,592)    (577)   (261,215)    (382)
                     ----------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments......     (201)       (103)      (1,662)      (308)    (15,175)  (45,069)    (645)   (246,580)    (557)
                     ----------------------------------------------------------------------------------------------------
NET DECREASE IN NET
ASSETS RESULTING
FROM OPERATIONS.....    ($201)      ($103)     ($1,662)     ($308)   ($11,962) ($41,995)   ($640)  ($179,617)   ($556)
                     ====================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                   Mid-Cap   International    Capital      Mid-Cap     Global     Equity   Small-Cap           Inflation
                    Value        Value     Opportunities   Growth      Growth     Index      Index     REIT     Managed
                   Variable    Variable      Variable     Variable    Variable   Variable  Variable  Variable  Variable
                   Account      Account     Account (1)  Account (1) Account (1) Account    Account  Account  Account (2)
                   ------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends........  $1,358       $4,269                                            $4,971    $1,729    $146     $1,077
                   ------------------------------------------------------------------------------------------------------
Net Investment
Income............   1,358        4,269                                             4,971     1,729     146      1,077
                   ------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.....   1,400       (7,456)        ($114)       ($425)      ($10)     15,121      (343)    360       (105)
 Net unrealized
 appreciation
 (depreciation)
 on investments...  (6,714)     (53,462)       (2,108)        (870)      (126)   (117,189)   (4,959)    (56)       661
                   ------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.......  (5,314)     (60,918)       (2,222)      (1,295)      (136)   (102,068)   (5,302)    304        556
                   ------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS... ($3,956)    ($56,649)      ($2,222)     ($1,295)     ($136)   ($97,097)  ($3,573)   $450     $1,633
                   ======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                          Managed   Money   High Yield Large-Cap
                            Bond    Market     Bond      Value   Variable  Variable  Variable  Variable
                          Variable Variable  Variable  Variable  Account   Account   Account   Account
                          Account  Account   Account    Account     I         II       III        IV
                         ------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............   $7,128   $7,093    $3,732     $1,597      $56        $2      $139       $15
                         ------------------------------------------------------------------------------
Net Investment Income...    7,128    7,093     3,732      1,597       56         2       139        15
                         ------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain
  (loss) from security
  transactions..........       61      (64)   (2,675)       204      351    (2,416)   (3,894)     (362)
 Net unrealized
  appreciation
  (depreciation) on
  investments...........    7,272      113    (3,520)   (10,299)  (5,344)   (2,335)      257    (1,724)
                         ------------------------------------------------------------------------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........    7,333       49    (6,195)   (10,095)  (4,993)   (4,751)   (3,637)   (2,086)
                         ------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $14,461   $7,142   ($2,463)   ($8,498) ($4,937)  ($4,749)  ($3,498)  ($2,071)
                         ==============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap  International             I-Net
                         Chip       Growth      Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper
                       Variable    Variable    Variable  Variable   Variable   Variable     Variable    Variable   Variable
                      Account (1) Account (1)  Account   Account     Account    Account      Account    Account    Account
                      ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
 Net investment
 income.............         $3                                         $14     $37,191         $159     $3,803
 Net realized loss
 from security
 transactions.......        (55)     ($105)    ($2,183)  ($6,500)      (110)    (44,535)      (3,590)    (9,537)   ($1,528)
 Net unrealized
 appreciation
 (depreciation)
 on investments.....     (4,183)    (1,056)     (9,332)      108     (1,316)    (44,377)      (4,719)   (16,052)    (1,218)
                      ------------------------------------------------------------------------------------------------------
Net Decrease in Net
Assets Resulting
from Operations.....     (4,235)    (1,161)    (11,515)   (6,392)    (1,412)    (51,721)      (8,150)   (21,786)    (2,746)
                      ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...........      2,099        525       6,115     4,025      1,981      24,448        5,868     11,237      1,019
 Transfers between
 variable accounts,
 net................     19,328      4,791      (2,039)     (809)     3,582     (10,304)      10,429     (2,382)        78
 Transfers--policy
 charges and
 deductions.........       (698)      (186)     (2,191)   (1,340)      (519)    (11,974)      (1,784)    (3,932)      (442)
 Transfers--
 surrenders.........        (52)       (13)       (832)     (648)      (403)     (6,754)      (1,243)    (1,128)       (69)
 Transfers--other...       (228)       (74)       (566)     (367)      (512)     (1,864)      (1,224)    (1,055)       (34)
                      ------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions........     20,449      5,043         487       861      4,129      (6,448)      12,046      2,740        552
                      ------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS..............     16,214      3,882     (11,028)   (5,531)     2,717     (58,169)       3,896    (19,046)    (2,194)
                      ------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Period.............                            35,882    21,137      5,939     239,998       20,316     64,261      5,420
                      ------------------------------------------------------------------------------------------------------
 End of Period......    $16,214     $3,882     $24,854   $15,606     $8,656    $181,829      $24,212    $45,215     $3,226
                      ======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                            Financial    Health                 Telecom-    Multi-    Equity   Strategic  Growth   Focused
                            Services    Sciences   Technology  munications Strategy   Income     Value      LT        30
                            Variable    Variable    Variable    Variable   Variable  Variable  Variable  Variable  Variable
                           Account (1) Account (1) Account (1) Account (1) Account   Account    Account  Account   Account
                           ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income...                                                    $3,213    $3,074       $5    $66,963       $1
 Net realized gain (loss)
 from security
 transactions............      ($21)        $20       ($853)      ($90)       1,916     5,523      (68)    14,635     (175)
 Net unrealized
 depreciation on
 investments.............      (180)       (123)       (809)      (218)     (17,091)  (50,592)    (577)  (261,215)    (382)
                           ------------------------------------------------------------------------------------------------
Net Decrease in Net
Assets Resulting from
Operations...............      (201)       (103)     (1,662)      (308)     (11,962)  (41,995)    (640)  (179,617)    (556)
                           ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums................       262         443         352        146       10,633    21,243      533     55,815      380
 Transfers between
 variable accounts, net..     1,901       4,026       2,838        645        4,844   (10,455)   2,042     (6,597)     604
 Transfers--policy
 charges and deductions..       (72)       (127)       (125)       (36)      (6,079)  (10,312)    (139)   (24,061)    (123)
 Transfers--surrenders...       (18)        (22)        (25)        (6)      (2,854)   (5,250)     (27)   (11,572)     (19)
 Transfers--other........       (16)        (17)        (13)        (2)      (1,985)   (3,117)     (14)    (4,983)       5
                           ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions.............     2,057       4,303       3,027        747        4,559    (7,891)   2,395      8,602      847
                           ------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS............     1,856       4,200       1,365        439       (7,403)  (49,886)   1,755   (171,015)     291
                           ------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period.....                                                   157,104   222,967      879    480,944    1,105
                           ------------------------------------------------------------------------------------------------
 End of Period...........    $1,856      $4,200      $1,365       $439     $149,701  $173,081   $2,634   $309,929   $1,396
                           ================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                   Mid-Cap   International    Capital      Mid-Cap     Global     Equity   Small-Cap            Inflation
                    Value        Value     Opportunities   Growth      Growth     Index      Index     REIT      Managed
                   Variable    Variable      Variable     Variable    Variable   Variable  Variable  Variable   Variable
                   Account      Account     Account (1)  Account (1) Account (1) Account    Account  Account   Account (2)
                   -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........   $1,358       $4,269                                            $4,971    $1,729     $146      $1,077
 Net realized
 gain (loss) from
 security
 transactions....    1,400       (7,456)       ($114)       ($425)      ($10)      15,121      (343)     360        (105)
 Net unrealized
 appreciation
 (depreciation)
 on investments..   (6,714)     (53,462)      (2,108)        (870)      (126)    (117,189)   (4,959)     (56)        661
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..   (3,956)     (56,649)      (2,222)      (1,295)      (136)     (97,097)   (3,573)     450       1,633
                   -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........    7,881       22,380          884          622         68       61,058     2,423    2,976       4,370
 Transfers
 between variable
 accounts, net...   24,676       (2,594)       8,178        3,624        727          844     5,564    5,620       6,510
 Transfers--
 policy charges
 and deductions..   (2,567)      (9,287)        (273)        (129)       (22)     (24,359)   (1,058)    (979)     (1,906)
 Transfers--
 surrenders......   (1,255)      (3,926)         (37)         (50)       (14)     (11,244)     (352)    (461)       (739)
 Transfers--
 other...........   (1,168)      (1,670)        (152)         (50)        (1)      (4,334)     (171)    (717)       (313)
                   -------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived from
Policy
Transactions.....   27,567        4,903        8,600        4,017        758       21,965     6,406    6,439       7,922
                   -------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........   23,611      (51,746)       6,378        2,722        622      (75,132)    2,833    6,889       9,555
                   -------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Period..........   23,499      208,380                                           449,400    16,172   13,231      31,466
                   -------------------------------------------------------------------------------------------------------
 End of Period...  $47,110     $156,634       $6,378       $2,722       $622     $374,268   $19,005  $20,120     $41,021
                   =======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account  Account   Account
                                    Account   Account    Account    Account     I         II      III        IV
                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income............    $7,128    $7,093    $3,732     $1,597      $56        $2     $139       $15
 Net realized gain (loss) from
  security transactions...........        61       (64)   (2,675)       204      351    (2,416)  (3,894)     (362)
 Net unrealized appreciation
  (depreciation) on investments...     7,272       113    (3,520)   (10,299)  (5,344)   (2,335)     257    (1,724)
                                   -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations.......................    14,461     7,142    (2,463)    (8,498)  (4,937)   (4,749)  (3,498)   (2,071)
                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    18,743   234,692     5,260      7,705    4,658     2,334    1,957     1,429
 Transfers between variable
  accounts, net...................    22,306  (144,230)    4,319     34,351    1,170      (201)   1,655     2,593
 Transfers--policy charges and
  deductions......................    (8,113)  (15,189)   (2,467)    (2,832)  (1,023)     (605)    (749)     (418)
 Transfers--surrenders............    (3,303)   (9,648)   (1,639)      (570)  (1,190)     (257)    (477)     (466)
 Transfers--other.................    (1,687)   (4,479)     (398)      (634)  (1,372)      (56)    (118)      (85)
                                   -------------------------------------------------------------------------------
Net Increase in Net Assets Derived
 from Policy Transactions.........    27,946    61,146     5,075     38,020    2,243     1,215    2,268     3,053
                                   -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................    42,407    68,288     2,612     29,522   (2,694)   (3,534)  (1,230)      982
                                   -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period..............   165,061   202,545    42,516     23,077   23,748    13,102   14,594     7,823
                                   -------------------------------------------------------------------------------
 End of Period....................  $207,468  $270,833   $45,128    $52,599  $21,054    $9,568  $13,364    $8,805
                                   ===============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                          Aggressive Emerging  Diversified Small-Cap  International              I-Net     Multi-    Equity
                            Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper  Strategy   Income
                           Variable  Variable   Variable   Variable     Variable    Variable   Variable   Variable  Variable
                           Account   Account   Account (1)  Account    Account (1)  Account   Account (1) Account   Account
                         ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income..    $1,226       $12        $16     $22,131          $17     $4,305                $15,492   $20,983
 Net realized gain
 (loss) from security
 transactions...........     1,368     2,174         33      37,014         (899)     4,154       ($39)      1,836     6,806
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (11,733)  (12,692)        13    (130,859)      (1,783)   (28,706)    (2,237)    (16,234)  (43,571)
                         ----------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    (9,139)  (10,506)        62     (71,714)      (2,665)   (20,247)    (2,276)      1,094   (15,782)
                         ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............     9,760     5,600        834      38,899        4,114     17,220      1,210      15,754    33,109
 Transfers between
 variable accounts,
 net....................     6,623     8,725      5,218      16,628       20,341     14,858      7,035      (1,013)    1,768
 Transfers--policy
 charges and
 deductions.............    (2,604)   (1,542)      (157)    (14,915)        (794)    (4,462)      (272)     (6,614)  (11,919)
 Transfers--surrenders..      (944)     (570)        (3)    (12,744)        (114)    (1,490)       (13)     (2,799)   (6,034)
 Transfers--other.......      (849)     (480)       (15)     (5,225)        (566)    (1,217)      (264)     (1,215)   (3,641)
                         ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....    11,986    11,733      5,877      22,643       22,981     24,909      7,696       4,113    13,283
                         ----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     2,847     1,227      5,939     (49,071)      20,316      4,662      5,420       5,207    (2,499)
                         ----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......    33,035    19,910                289,069                  59,599                151,897   225,466
                         ----------------------------------------------------------------------------------------------------
 End of Year............   $35,882   $21,137     $5,939    $239,998      $20,316    $64,261     $5,420    $157,104  $222,967
                         ====================================================================================================

(1) Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, and May 1, 2000 for the I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                         Strategic   Growth     Focused   Mid-Cap   International  Equity   Small-Cap            Inflation
                           Value       LT         30       Value        Value      Index      Index     REIT      Managed
                         Variable   Variable   Variable   Variable    Variable    Variable  Variable  Variable   Variable
                        Account (1) Account   Account (1) Account      Account    Account    Account  Account   Account (2)
                       ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment
 income...............       $1      $86,293        $5       $192       $6,503      $9,274      $240     $406      $1,405
 Net realized gain
 (loss) from security
 transactions.........                54,726        (4)     1,064        3,605      27,250       (19)     537        (359)
 Net unrealized
 appreciation
 (depreciation) on
 investments..........      (11)    (277,267)     (150)     1,946      (35,319)    (81,837)   (1,931)   1,170       1,794
                       ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations.......      (10)    (136,248)     (149)     3,202      (25,211)    (45,313)   (1,710)   2,113       2,840
                       ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums.............       52       84,921        43      4,295       36,625      92,486     4,652    1,931       4,994
 Transfers between
 variable accounts,
 net..................      861       55,046     1,263     12,071        2,733      13,565     8,085    7,479       4,631
 Transfers--policy
 charges and
 deductions...........       (8)     (30,926)      (18)    (1,042)     (11,035)    (26,801)     (868)    (517)     (1,531)
 Transfers--
 surrenders...........               (17,105)                 (54)      (6,805)    (13,558)     (122)    (251)     (1,229)
 Transfers--other.....      (16)     (11,190)      (34)      (181)      (3,276)     (5,544)     (291)    (167)       (457)
                       ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions...      889       80,746     1,254     15,089       18,242      60,148    11,456    8,475       6,408
                       ----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS................      879      (55,502)    1,105     18,291       (6,969)     14,835     9,746   10,588       9,248
                       ----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....               536,446                5,208      215,349     434,565     6,426    2,643      22,218
                       ----------------------------------------------------------------------------------------------------
 End of Year..........     $879     $480,944    $1,105    $23,499     $208,380    $449,400   $16,172  $13,231     $31,466
                       ====================================================================================================

(1)Operations commenced on October 2, 2000.

(2)Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                    Account   Account    Account    Account     I         II       III        IV
                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income............    $8,482    $9,399    $4,404       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss) from
  security transactions...........      (737)      245    (4,022)       785      305     1,170     1,545       318
 Net unrealized appreciation
  (depreciation) on investments...     7,338      (175)   (2,080)       781     (879)   (6,036)   (6,187)   (2,074)
                                   -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations.......................    15,083     9,469    (1,698)     1,783    1,284    (3,040)   (1,075)     (702)
                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    20,167   316,982     8,079      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
  accounts, net...................    26,330  (220,717)   (7,770)    12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges and
  deductions......................    (6,394)  (15,498)   (2,543)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders............    (3,001)  (10,933)   (1,322)      (186)    (636)     (917)     (793)     (515)
 Transfers--other.................    (1,321)   (7,804)     (262)      (565)    (398)     (447)     (519)      (83)
                                   -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Derived from Policy
 Transactions.....................    35,781    62,030    (3,818)    15,916   12,537    (5,480)    7,206     2,520
                                   -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................    50,864    71,499    (5,516)    17,699   13,821    (8,520)    6,131     1,818
                                   -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................   114,197   131,046    48,032      5,378    9,927    21,622     8,463     6,005
                                   -------------------------------------------------------------------------------
 End of Year......................  $165,061  $202,545   $42,516    $23,077  $23,748   $13,102   $14,594    $7,823
                                   ===============================================================================

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of thirty-five subaccounts called Variable
Accounts: the Blue Chip, Aggressive Growth, Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III and Variable Account IV as of September 30, 2001. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each Portfolio pursues different investment objectives and policies. The Semi-Annual Reports of the Funds dated June 30, 2001 are available upon request to Pacific Life Insurance Company (Pacific
Life).

 The Separate Account has organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Telecommunications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the nine-month period ended September 30, 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, Aggressive Equity, Emerging Markets, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of September 30, 2001 were as follows (amounts in thousands):

                                                             Variable Accounts
                        ------------------------------------------------------------------------------------------
                            Blue    Aggressive  Aggressive    Emerging   Diversified    Small-Cap    International
                          Chip (1)  Growth (1)    Equity      Markets     Research       Equity        Large-Cap
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period                              $42,926     $28,766       $5,926      $306,981        $22,104
Add: Total net proceeds
 from policy
 transactions              $20,648    $5,392        6,225      13,274        7,860        62,526         26,795
 Reinvested
 distributions from the
 Funds:
 (a) Net investment
 income                          3                                              14           737            159
 (b) Net realized gain                                                                    36,454
                        ------------------------------------------------------------------------------------------
         Sub-Total          20,651     5,392       49,151      42,040       13,800       406,698         49,058
Less: Cost of
 investments disposed
 during the period             254       454        7,921      18,913        3,841       113,509         18,344
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                     20,397     4,938       41,230      23,127        9,959       293,189         30,714
Add: Unrealized
 depreciation               (4,183)   (1,056)     (16,376)     (7,521)      (1,303)     (111,360)        (6,502)
                        ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                    $16,214    $3,882      $24,854     $15,606       $8,656      $181,829        $24,212
                        ==========================================================================================

                                      I-Net     Financial      Health       Tech-       Telecom-        Multi-
                           Equity   Tollkeeper Services (1) Sciences (1) nology (1)  munications (1)   Strategy
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period       $82,101    $7,665                                                           $156,374
Add: Total net proceeds
 from policy
 transactions               21,826     2,556       $2,304      $7,623       $4,776          $892         18,324
 Reinvested
 distributions from the
 Funds:
 (a) Net investment
 income                                                                                                   2,928
 (b) Net realized gain       3,803                                                                          285
                        ------------------------------------------------------------------------------------------
         Sub-Total         107,730    10,221        2,304       7,623        4,776           892        177,911
Less: Cost of
 investments disposed
 during the period          28,623     3,540          268       3,300        2,602           235         11,849
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                     79,107     6,681        2,036       4,323        2,174           657        166,062
Add: Unrealized
 depreciation              (33,892)   (3,455)        (180)       (123)        (809)         (218)       (16,361)
                        ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                    $45,215    $3,226       $1,856      $4,200       $1,365          $439       $149,701
                        ==========================================================================================

                                                                                         Inter-         Capital
                           Equity   Strategic     Growth      Focused      Mid-Cap      national      Opportuni-
                           Income     Value         LT           30         Value         Value        ties (1)
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period      $227,421      $890     $488,298      $1,256      $21,488      $216,468
Add: Total net proceeds
 from policy
 transactions               17,360    $3,654       62,945     $ 1,281       37,710        36,854         $8,919
 Reinvested
 distributions from the
 Funds:
 (a) Net investment
 income                        646         5        4,087           1          151         1,220
 (b) Net realized gain       2,428                 62,876                    1,207         3,049
                        ------------------------------------------------------------------------------------------
         Sub-Total         247,855     4,549      618,206       2,538       60,556       257,591          8,919
Less: Cost of
 investments disposed
 during the period          19,730     1,327       39,708         609        8,743        39,407            433
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                    228,125     3,222      578,498       1,929       51,813       218,184          8,486
Add: Unrealized
 depreciation              (55,046)     (588)    (268,569)       (533)      (4,703)      (61,550)        (2,108)
                        ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                   $173,079    $2,634     $309,929      $1,396      $47,110      $156,634         $6,378
                        ==========================================================================================

                          Mid-Cap     Global                 Small-Cap                  Inflation
                         Growth (1) Growth (1) Equity Index    Index        REIT       Managed (2)   Managed Bond
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period                             $395,037     $17,437      $12,201       $30,840       $164,249
Add: Total net proceeds
 from policy
 transactions               $8,275      $823       59,428       9,380        9,295        16,907         38,432
 Reinvested
 distributions from the
 Funds:
 (a) Net investment
 income                                             3,332          96           85         1,077          7,128
 (b) Net realized gain                              1,639       1,633           61
                        ------------------------------------------------------------------------------------------
         Sub-Total           8,275       823      459,436      28,546       21,642        48,824        209,809
Less: Cost of
 investments disposed
 during the period           4,683        75       22,342       3,317        2,496         9,090         10,425
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                      3,592       748      437,094      25,229       19,146        39,734        199,384
Add: Unrealized
 appreciation
 (depreciation)               (870)     (126)     (62,826)     (6,224)         974         1,287          8,084
                        ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                     $2,722      $622     $374,268     $19,005      $20,120       $41,021       $207,468
                        ==========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

(2) Inflation Managed was formerly named Government Securities.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                             Variable Accounts
                        ------------------------------------------------------------------------------------------
                           Money    High Yield  Large Cap
                           Market      Bond       Value          I           II            III            IV
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period      $202,967   $46,893     $22,237      $23,185      $16,753       $18,615        $9,207
Add: Total net proceeds
 from policy
 transactions              313,648    22,711      45,217        7,672        4,914        18,579         4,568
 Reinvested
 distributions from the
 Funds:
 (a) Net investment
 income                      7,093     3,732         194            7            2                          15
 (b) Net realized gain                             1,403           49                        139
                        ------------------------------------------------------------------------------------------
         Sub-Total         523,708    73,336      69,051       30,913       21,669        37,333        13,790
Less: Cost of
 investments disposed
 during the period         252,578    20,311       6,993        5,078        6,115        20,205         1,877
                        ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                    271,130    53,025      62,058       25,835       15,554        17,128        11,913
Add: Unrealized
 depreciation                 (309)   (7,897)     (9,459)      (4,781)      (5,986)       (3,764)       (3,108)
                        ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                   $270,821   $45,128     $52,599      $21,054       $9,568       $13,364        $8,805
                        ==========================================================================================


6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT **
INFORMATION

 Transactions in Separate Account units for the period ended September 30, 2001 and the selected accumulation unit information as of September 30, 2001 were as follows (units in thousands):

                                                             Variable Accounts
                        ------------------------------------------------------------------------------------------
                            Blue    Aggressive  Aggressive    Emerging   Diversified    Small-Cap    International
                          Chip (1)  Growth (1)    Equity      Markets     Research       Equity        Large-Cap
                        ------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of period                            2,798        3,028          522         5,308         2,589
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
 premiums                      260        61         553          611          178           558           845
 (b) Transfers between
 variable accounts, net      2,211       518        (173)        (106)         323          (245)        1,439
 (c) Transfers--policy
 charges and deductions        (87)      (22)       (200)        (205)         (48)         (275)         (257)
 (d) Transfers--
 surrenders                     (7)       (2)        (74)         (98)         (36)         (155)         (180)
 (e) Transfers--other          (26)       (4)        (53)         (54)         (44)          (43)         (176)
                        ------------------------------------------------------------------------------------------
          Sub-Total          2,351       551          53          148          373          (160)        1,671
                        ------------------------------------------------------------------------------------------
Total units outstanding
 at end of period            2,351       551       2,851        3,176          895         5,148         4,260
                        ==========================================================================================

Accumulation Unit Value:
 At beginning of period     $10.00    $10.00      $12.82        $6.98       $11.38        $45.22         $7.85
        At end of period     $6.90     $7.05       $8.72        $4.91        $9.67        $35.32         $5.68
                                      I-Net     Financial      Health       Tech-       Telecom-        Multi-
                           Equity   Tollkeeper Services (1) Sciences (1) nology (1)  munications (1)   Strategy
                        ------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of period      4,147       800                                                             4,239
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
 premiums                      842       188          28           46           51            25           291
 (b) Transfers between
 variable accounts, net       (300)        6         200          417          272            90           138
 (c) Transfers--policy
 charges and deductions       (298)      (81)         (8)         (13)         (18)           (4)         (167)
 (d) Transfers--
 surrenders                    (84)      (11)         (2)          (2)          (3)           (1)          (78)
 (e) Transfers--other          (77)      (10)         (1)          (2)          (2)           (1)          (54)
                        ------------------------------------------------------------------------------------------
          Sub-Total             83        92         217          446          300           109           130
                        ------------------------------------------------------------------------------------------
Total units outstanding
 at end of period            4,230       892         217          446          300           109         4,369
                        ==========================================================================================

Accumulation Unit Value:
 At beginning of period     $15.50     $6.78      $10.00       $10.00       $10.00        $10.00        $37.06
        At end of period    $10.69     $3.62       $8.56        $9.42        $4.54         $4.04        $34.26

----------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                     Variable Accounts
                        ---------------------------------------------------------------------------
                                                                               Inter-     Capital
                            Equity   Strategic             Focused  Mid-Cap   national   Opportuni-
                            Income     Value    Growth LT    30      Value      Value     ties (1)
                        ---------------------------------------------------------------------------
Total units outstanding
 at beginning of period      4,665         90     9,673       134    1,819      8,754
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
 premiums                      469         57     1,352        52      579      1,084         108
 (b) Transfers between
 variable accounts, net       (236)       210      (278)       73    1,791       (120)        917
 (c) Transfers--policy
 charges and deductions       (228)       (15)     (588)      (18)    (189)      (450)        (33)
 (d) Transfers--
 surrenders                   (115)        (3)     (279)       (2)     (90)      (189)         (4)
 (e) Transfers--other          (70)        (1)     (124)        1      (83)       (82)        (20)
                        ---------------------------------------------------------------------------
         Sub-Total            (180)       248        83       106    2,008        243         968
                        ---------------------------------------------------------------------------
Total units outstanding
 at end of period            4,485        338     9,756       240    3,827      8,997         968
                        ===========================================================================

Accumulation Unit Value:
 At beginning of period     $47.80      $9.78    $49.72     $8.26   $12.92     $23.80      $10.00
       At end of period     $38.59      $7.80    $31.77     $5.83   $12.31     $17.41       $6.59
                           Mid-Cap     Global    Equity   Small-Cap           Inflation   Managed
                          Growth (1) Growth (1)   Index     Index    REIT    Managed (2)    Bond
                        ---------------------------------------------------------------------------
Total units outstanding
 at beginning of period                           9,728     1,429      998      1,209       6,071
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
 premiums                       75          8     1,315       219      218        163         666
 (b) Transfers between
 variable accounts, net        390         81        18       492      406        242         792
 (c) Transfers--policy
 charges and deductions        (16)        (1)     (525)      (96)     (72)       (71)       (288)
 (d) Transfers--
 surrenders                     (5)        (2)     (242)      (32)     (33)       (28)       (117)
 (e) Transfers--other           (5)        (1)      (93)      (13)     (53)       (11)        (60)
                        ---------------------------------------------------------------------------
         Sub-Total             439         85       473       570      466        295         993
                        ---------------------------------------------------------------------------
Total units outstanding
 at end of period              439         85    10,201     1,999    1,464      1,504       7,064
                        ===========================================================================

Accumulation Unit Value:
 At beginning of period     $10.00     $10.00    $46.20    $11.32   $13.26     $26.03      $27.19
       At end of period      $6.20      $7.32    $36.69     $9.51   $13.74     $27.28      $29.37
                            Money    High Yield Large-Cap
                            Market      Bond      Value       I       II         III         IV
                        ---------------------------------------------------------------------------
Total units outstanding
 at beginning of period     10,749      1,581     1,840     1,288      599        724         421
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
 premiums                   12,261        188       621       268      126         97          96
 (b) Transfers between
 variable accounts, net     (7,573)       153     2,672        66      (31)        82         154
 (c) Transfers--policy
 charges and deductions       (791)       (88)     (229)      (59)     (33)       (37)        (26)
 (d) Transfers--
 surrenders                   (502)       (59)      (46)      (69)     (13)       (23)        (25)
 (e) Transfers--other         (228)       (14)      (52)      (77)      (3)        (6)        (17)
                        ---------------------------------------------------------------------------
         Sub-Total           3,167        180     2,966       129       46        113         182
                        ---------------------------------------------------------------------------
Total units outstanding
 at end of period           13,916      1,761     4,806     1,417      645        837         603
                        ===========================================================================

Accumulation Unit Value:
 At beginning of period     $18.84     $26.89    $12.54    $18.44   $21.88     $20.16      $18.58
       At end of period     $19.46     $25.62    $10.94    $14.86   $14.83     $15.97      $14.60

----------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).
(2) Inflation Managed was formerly named Government Securities.

                              -------------------

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

           Consolidated Financial Statements as of September 30, 2001
              and December 31, 2000 and for the nine months ended
                          September 30, 2001 and 2000

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                  September 30,
                                                      2001      December 31,
                                                   (Unaudited)      2000
----------------------------------------------------------------------------
                                                        (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair
   value:
    Fixed maturity securities                        $16,446      $15,136
    Equity securities                                    145          179
  Trading securities at fair value                       455           71
  Mortgage loans                                       2,983        3,026
  Real estate                                            230          243
  Policy loans                                         5,011        4,680
  Other investments                                    2,699        2,654
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                     27,969       25,989
Cash and cash equivalents                              1,059          211
Deferred policy acquisition costs                      1,978        1,785
Accrued investment income                                368          335
Other assets                                             657          535
Separate account assets                               21,870       25,918
----------------------------------------------------------------------------
TOTAL ASSETS                                         $53,901      $54,773
============================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products        $21,473      $19,410
  Future policy benefits                               4,618        4,531
  Short-term and long-term debt                          426          359
  Other liabilities                                    1,730        1,323
  Separate account liabilities                        21,870       25,918
----------------------------------------------------------------------------
TOTAL LIABILITIES                                     50,117       51,541
----------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares
   authorized, issued and outstanding                     30           30
  Paid-in capital                                        149          147
  Unearned ESOP shares                                    (3)          (6)
  Retained earnings                                    3,204        3,030
  Accumulated other comprehensive income                 404           31
----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                             3,784        3,232
----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY           $53,901      $54,773
============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (Unaudited)

                                                           Nine Months
                                                              Ended
                                                          September 30,
                                                          2001     2000
--------------------------------------------------------------------------
                                                            (In Millions)
REVENUES
Universal life and investment-type product policy fees    $  607   $  581
Insurance premiums                                           573      443
Net investment income                                      1,191    1,225
Net realized investment gains (losses)                       (38)   1,134
Commission revenue                                           127      184
Other income                                                 177      167
--------------------------------------------------------------------------
TOTAL REVENUES                                             2,637    3,734
--------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-type
 products                                                    710      658
Policy benefits paid or provided                             834      732
Commission expenses                                          393      410
Operating expenses                                           458      416
--------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                2,395    2,216
--------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                     242    1,518
Provision for income taxes                                    62      512
--------------------------------------------------------------------------

INCOME BEFORE CUMULATIVE ADJUSTMENT DUE TO CHANGES IN
 ACCOUNTING PRINCIPLES                                       180    1,006
Cumulative adjustment due to changes in accounting
 principles (Note 3)                                          (6)
--------------------------------------------------------------------------

NET INCOME                                                $  174   $1,006
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                 Accumulated Other Comprehensive Income (Loss)
                                                                ------------------------------------------------
                                                                 Unrealized
                                                                 Gain/(Loss)      Foreign         Unrealized
                                              Unearned          On Securities    Currency          Gain on
                               Common Paid-in   ESOP   Retained Available for   Translation   Interest in PIMCO
                               Stock  Capital  Shares  Earnings   Sale, Net   Adjustment, Net Advisors L.P., Net Total
-----------------------------------------------------------------------------------------------------------------------
                                                                    (In Millions)
BALANCES,
 JANUARY 1, 2000                $30    $140     $(12)   $2,035      $(278)                                       $1,915
Comprehensive income:
  Net income                                               995                                                      995
  Other comprehensive income                                          236           $(4)             $ 77           309
                                                                                                                 ------
Total comprehensive income                                                                                        1,304
Issuance of partnership units
 by PIMCO Advisors L.P.                   5                                                                           5
Allocation of unearned
 ESOP shares                              2        6                                                                  8
-----------------------------------------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 2000               30     147       (6)    3,030        (42)           (4)               77         3,232
Comprehensive income:
  Net income                                               174                                                      174
  Other comprehensive income                                          282            (5)               96           373
                                                                                                                 ------
Total comprehensive income                                                                                          547
Allocation of unearned
 ESOP shares                              2        3                                                                  5
-----------------------------------------------------------------------------------------------------------------------

BALANCES, (Unaudited)
 SEPTEMBER 30, 2001             $30    $149     $ (3)   $3,204      $ 240           $(9)             $173        $3,784
=======================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                               Nine Months
                                                                  Ended
                                                              September 30,
                                                             2001      2000
------------------------------------------------------------------------------
                                                              (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $   174  $ 1,006
Adjustments to reconcile net income to net cash provided by
 operating activities:
  Amortization on fixed maturity securities                      (53)     (58)
  Depreciation and other amortization                             21       21
  Earnings of equity method investees                             (5)     (24)
  Deferred income taxes                                          112      450
  Net realized investment (gains) losses                          38   (1,134)
  Net change in deferred policy acquisition costs               (193)    (267)
  Interest credited to universal life and investment-type
   products                                                      710      658
  Change in trading securities                                  (384)       3
  Change in accrued investment income                            (33)      (3)
  Change in future policy benefits                                87      186
  Change in other assets and liabilities                          (7)     (26)
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                        467      812
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                                   (2,931)  (2,327)
  Sales                                                          611    1,223
  Maturities and repayments                                    1,174    1,326
Repayments of mortgage loans                                     393      408
Purchases of mortgage loans and real estate                     (358)    (357)
Distributions from limited partnerships                                    61
Change in policy loans                                          (331)    (287)
Other investing activity, net                                    467     (516)
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                           (975)    (469)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                          Nine Months
                                                       Ended September 30,
(Continued)                                            2001      2000
--------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                           $  3,836  $  3,232
  Withdrawals                                          (2,552)   (3,718)
Net change in short-term and long-term debt                67       138
Allocation of unearned ESOP shares                          5         6
-------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES     1,356      (342)
-------------------------------------------------------------------------

Net change in cash and cash equivalents                   848         1
Cash and cash equivalents, beginning of period            211       439
-------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF PERIOD             $  1,059  $    440
=========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid                                    $      3  $     55
Interest paid                                        $     23  $     15
=========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

1. ORGANIZATION AND BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of a conversion to form a mutual holding company structure in 1997.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

2. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The information set forth in the consolidated statements of financial condition and stockholder's equity as of September 30, 2001 and the consolidated statements of operations and cash flows for the nine months ended September 30, 2001 and 2000 is unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The information reflects all adjustments, consisting only of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position and results of operations of Pacific Life Insurance Company and subsidiaries (the Company) for the periods indicated. Results of operations for the interim periods are not necessarily indicative of the results of operations for the full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements for the years ended December 31, 2000, 1999 and 1998.

   The accompanying consolidated financial statements of the Company include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the 2001 financial statement presentation.

3. NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 2001, the Company adopted the requirements of the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of FASB Statement No. 133, and supplemented by implementation guidance issued by the FASB's Derivatives Implementation Group. SFAS No. 133 requires, among other things, that all derivatives be recognized as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses are reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are reported in income. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

3. NEW ACCOUNTING PRONOUNCEMENTS (Continued)

   interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. The cumulative effect of adopting SFAS
   No. 133, as amended, was an after tax gain of $2 million. For the nine months ended September 30, 2001, the pretax effect of applying SFAS No. 133 was a loss of $26 million and is included in net realized investment gains (losses). The FASB's Derivatives Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's future operations.

   Effective April 1, 2001, the Company implemented Emerging Issues Task Force
   (EITF) 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. EITF 99-20 changes how income and impairment losses are recognized on asset-backed securities. The cumulative effect on net income of implementing EITF 99-20 was an after tax loss of $8 million.

   On July 1, 2001, the Company adopted SFAS No. 141, Business Combinations. SFAS No. 141 requires the purchase method of accounting for business combinations initiated after June 30, 2001 and eliminates the pooling-of-interest method. Adoption of this accounting standard did not have a material impact on the Company's financial position and results of operations.

   In July 2001, the FASB issued SFAS No, 142, Goodwill and Other Intangible Assets, which is effective January 1, 2002. SFAS No. 142 requires that ratable amortization of goodwill be replaced with periodic impairment tests of the goodwill asset and that intangible assets, other than goodwill, should be amortized over their useful lives. The Company has not finalized the quantification of the effects of SFAS No. 142 on its financial position and results of operations.

4. INTEREST IN PIMCO ADVISORS L.P.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain was included in net realized investment gains for the nine months ended September 30, 2000. A net deferred tax liability in the amount of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below, with the net unrealized gain reported as part of other comprehensive income.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

4. INTEREST IN PIMCO ADVISORS L.P. (Continued)

   business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14, and can be exercised only if the call per unit value reaches a minimum value.

5. LITIGATION

   The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

--------------------------------------------------------------------------------

     Supplement to Prospectus Dated May 1, 2001 for Pacific Select Exec II
       Flexible Premium Variable Life Insurance Policies (the "policy")
                   Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following, and restates information contained in a supplement dated June 15, 2001 and a supplement dated October 11, 2001:

                      ---------------------------------------------------------
The Equity Income      The Equity Income variable investment option has
variable investment    changed its name to the Large-Cap Core variable
option has changed     investment option.
its name
                       This new name reflects a change in name of the underlying Equity Income portfolio managed by J.P.
                       Morgan Investment Management Inc. Throughout the prospectus or supplement thereof, any reference to the Equity Income portfolio, variable account or variable investment option is changed to refer to the Large-Cap
                       Core portfolio, variable account or variable investment option.

                      ---------------------------------------------------------
Two new variable       Two new variable investment options are available under
investment options     your policy.
are available
                       References to 31 variable investment options throughout
 .  Equity Income       the prospectus are changed to 33 variable investment
 .  Research            options.

                      ---------------------------------------------------------
An overview of         The following is added to Your investment options:
Pacific Select Exec    Transferring among investment options:
II is revised
                       Beginning October 1, 2001, the restrictions for transfers from the Fixed LT account are temporarily waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.



Supplement dated January 1, 2002

                   ------------------------------------------------------------
                    The following replaces Fees and expenses paid by the Pacific Select Fund: Other expenses

                    The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2000 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For each portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the Strategic Value Portfolio, $34,134 to the Focused 30 Portfolio and $27,505 to the Small-Cap Index Portfolio.

                 -------------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                 Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                 -------------------------------------------------------------------------------------
                                                   As an annual % of average daily net assets
                 Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                 Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                 Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                 Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                 Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                 International Large-Cap   1.05     0.12     --       1.17      --           1.17
                 I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                 Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                 Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                 Technology/1/             1.10     0.08     --       1.18      --           1.18
                 Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                 Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                 Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                  (formerly Equity
                  Income)
                 Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                 Growth LT                 0.75     0.04     --       0.79      --           0.79
                 Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                 Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                 International Value       0.85     0.11     --       0.96      --           0.96
                 Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                 Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                 Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                 Equity Index              0.25     0.04     --       0.29      --           0.29
                 Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                 REIT                      1.10     0.04     --       1.14      --           1.14
                 Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                 Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                 Money Market              0.34     0.04     --       0.38      --           0.38
                 High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                 Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                 Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                 Equity                    0.65     0.04     --       0.69      --           0.69
                 Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                 Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                 -------------------------------------------------------------------------------------

                    /1/ Expenses are estimated. There were no actual advisory
                        fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                    /2/ Total adjusted net expenses for these portfolios,
                        after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee rate/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio and 0.90% for Large-Cap Value Portfolio.
                    /3/ Effective January 1, 2002, advisory fee is reduced
                        from the annual rate of 1.50% of average daily net assets to 1.40%.
                    + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
How premiums work      The Uni-check plan is now called electronic funds
is revised             transfer plan.

                      ---------------------------------------------------------
                       The following section is added:

                      ---------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:

                        .  by personal check, drawn on a U.S. bank
                        . by cashier's check, money order, and traveler's checks in single denominations of $10,000 or more if they originate in a U.S. bank
                        . by third party check, when there is a clear connection of the third party to the underlying transaction
                        .  wire transfers that originate in U.S. banks.

                       We may not accept premium payments in the following forms:

                        .  cash
                        . credit card or check drawn against a credit card account
                        . cashier's check, money order or traveler's checks in single denominations of less than $10,000
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank
                        . third party check, if there is not a clear connection of the third party to the underlying transaction
                        .  wires that originate from foreign bank accounts.

                      ---------------------------------------------------------
Your policy's          The following section is added:
accumulated
value is revised

                      ---------------------------------------------------------
Persistency Credit     Policies issued after April 30, 2001 may be eligible
                       for a persistency credit. Here's how it works:

                       Beginning on your 16th policy anniversary and on each policy anniversary thereafter, we may credit your policy with a persistency credit of 0.10% on an annual basis. We calculate the persistency credit amount on your policy's average accumulated value less any outstanding loan amount on each monthly payment date during the preceding policy year. We add it proportionately to your investment options according to your most recent allocation instructions.

                       Beginning on your 21st policy anniversary, we may increase your annual persistency credit to 0.30%.

                       Your policy's persistency credit is not guaranteed, and we may discontinue the program at any time.

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity portfolio and the Equity portfolio.
portfolio and the
Equity portfolio
has changed

                      ---------------------------------------------------------
Your investment        The following is added to the chart under Variable
options is revised     investment options:

                                           THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Equity Income       Current income.        Equity securities of large U.S.      Putnam Investment
                    Capital growth is of   companies with a focus on income-    Management, Inc.
                    secondary importance.  producing securities believed to be undervalued by the market.

Research            Long-term growth of    Equity securities of large U.S.      Putnam Investment
                    capital.               companies with potential for capital Management, Inc.
                                           appreciation.


                       The portfolio's main investments for Aggressive Equity portfolio in the chart under Variable investment options is replaced with the following:

                       Equity securities of small and medium-sized companies.
                      ---------------------------------------------------------
                       The fourth bullet under Fixed options is replaced:

                        . There are limitations on when and how much you can transfer from the fixed options. These limitations are described below in Transferring among investment options. We reserve the right, in our sole discretion, to waive the transfer restrictions on the fixed options. Please contact us or your registered representative to find out if a waiver is currently in effect.

                      ---------------------------------------------------------
                       The following is added to the end of sixth bullet point of Transferring among investment options:

                       Beginning October 1, 2001, the restrictions for transfers from the Fixed LT account are temporarily waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.

                      ---------------------------------------------------------
Withdrawals,           The following section is added after Ways to use your
surrenders and         policy's loan and withdrawal features:
loans is revised
                      ---------------------------------------------------------
Automated Income       Our automated income option ("AIO") program allows you
Option                 to make scheduled withdrawals or loans. Your policy is
                       eligible after the 7th policy anniversary. To begin the
Withdrawals and        program, you must have a minimum net cash surrender
loans may reduce       value of $50,000, and your policy must not qualify as a
policy values and      modified endowment contract.
benefits. They may
also increase your     You request participation in the AIO program and
risk of lapse. In      specify your AIO preferences by sending us an AIO
order to minimize      request form. If you wish to do so, contact your
the risk of lapse,     registered representative for an AIO request form.
you should not take
additional loans or    There is no fee to participate in the AIO program. The
withdrawals while      $25 fee for withdrawals under the AIO program is
you are in the AIO     currently waived.
program.
                       Here's how the program works:
Distributions under
the AIO program may    . You can set up the income stream from your policy on
result in tax            either a monthly or annual basis. Each scheduled
liability. Please        income payment must be at least $500 if you choose to
consult your tax         receive monthly payments, or $1,000 if you choose
advisor.                 annual payments.

For more
information, see
Withdrawals,
Surrenders and
Loans and Variable
life insurance and
your taxes in the
prospectus.

                       . You may choose to receive either a fixed amount of
                         income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your face amount or change your policy's death benefit option in order to maximize your income.

                       . You choose the scheduled income payment date. You may
                         elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the business day before any income payment date.

                       . If the scheduled income payment date falls on a
                         weekend or holiday, the actual income payment date will be the business day before the scheduled income payment date.

                       . The withdrawal or loan will be taken from your
                         policy's investment options in proportion to the accumulated value in each option.

Over time, your        Upon our receipt of your AIO request form, we will run
policy's actual        a hypothetical illustration to determine if your
performance, and       request can be fulfilled, or if any adjustments will be
perhaps your use of    necessary. We use the illustration to test your policy
the policy's           for the minimum net cash surrender value requirement.
options, are likely    Your policy must continue to have an illustrated net
to vary from the       cash surrender value at the maturity date sufficient to
assumptions used in    meet the minimum accumulated value required to allow
the illustrations.     for payment of policy charges, including policy loan
Changes in your        interest.
policy's investment
option allocations     Illustrations generally will be run at an annual gross
can impact your        earnings rate chosen by you, not to exceed 10%. No
future values and      earnings rate used is a guarantee or indication of
income you receive.    actual earnings.
Your policy may
also be more           We will complete an AIO agreement form, and send it and
susceptible to         the illustration to your registered representative for
lapse.                 delivery to you. The AIO agreement form will confirm
                       your income payment amount, frequency and duration, and
You are responsible    will also confirm your policy's cost basis and other
to monitor your        information about your elections under the AIO program.
policy's
accumulated value      Unless you request otherwise, distributions under the
to ensure your         AIO program will be taken first as withdrawals if not
policy is not in       taxable, then they will be taken as loans.
danger of lapsing.
You may need to        Payments under the AIO program will begin as scheduled
make additional        once we receive your signed AIO agreement form. We will
premium payments or    send you a letter confirming the date and amount of the
loan repayments to     first income payment.
prevent your policy
from lapsing.          The income payments will usually remain constant during
                       each income period, unless there is insufficient net
You will not           cash surrender value to make a payment. The duration of
receive a notice to    each income period is one year, except that the first
remind you of your     income period may differ depending on the following:
scheduled premium
payments while you     . If the AIO program start date is six months or more
are in the AIO           from your next policy anniversary, the income period
program.                 will end on the next policy anniversary. In this
                         case, the first income period will last at least six months, but not more than one year.

                       . If the AIO program start date is less than six months
                         from your next policy anniversary, the income period will extend to the following policy anniversary. In this case, the first income period will last at least one year, but not more than 18 months.

There is no charge     After the first income period, and each year you remain
for illustrations      in the AIO program, we will run an illustration after
we run in              each policy anniversary. This illustration will
connection with the    generally be run at a rate chosen by you, not to exceed
AIO program. They      a gross annual rate of 10%. Your policy must continue
do not count toward    to have an illustrated net cash surrender value at the
your one free          maturity date sufficient to meet the minimum
illustration per       accumulated value required to allow for payment of
year.                  policy charges, including policy loan interest.

                       We will send you a letter and the illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

                       You may discontinue participation in the AIO program at any time by sending a written notice to us.

                      ---------------------------------------------------------
                       The following section is added to Surrendering your policy after How we calculate the surrender charge:

                      ---------------------------------------------------------
Policy restoration     You may request to restore a policy you surrender if
                       the person insured by the policy is still living.
                       Here's how it works:

                        . We must receive your request to restore the policy
                          along with the full amount of the surrender proceeds within 30 days from the original date of the surrender. We will not require evidence of insurability.
                        . If we assessed a surrender charge when you
                          surrendered your policy, we will add the value of the charge to the surrender proceeds we receive from you.
                        . The surrender proceeds and any refunded surrender
                          charge will be placed into the Fixed account as of the original date of the surrender. We will calculate and pay interest on this amount from the date of surrender to the date we process your restoration request.
                        . On the date we process your restoration request, we
                          will transfer your accumulated value in the Fixed account to the investment options you choose according to your most recent premium allocation instructions.
                        . If you had an outstanding loan amount when you
                          surrendered your policy, we will reinstate the loan amount that was outstanding the day you surrendered your policy.
                        . Once we have restored the policy, we will send you a
                          written confirmation.

                       We will not restore a policy that has been surrendered for an income benefit.

                      ---------------------------------------------------------
About Pacific Life:    The next several pages contain the unaudited statement
Financial              of assets and liabilities of the Pacific Select Exec
Statements is          Separate Account as of September 30, 2001 and the
revised                related statement of operations for the nine months
                       then ended, and the statement of changes in net assets for the nine month period ended September 30, 2001 and for the year ended December 31, 2000.

                       These are followed by the unaudited consolidated financial statements for Pacific Life as of September 30, 2001 and December 31, 2000 and for the nine months ended September 30, 2001 and 2000.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT

                 Financial Statements as of September 30, 2001
                And for the nine months ended September 30, 2001
                    And for the year ended December 31, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                           Blue   Aggressive Aggressive Emerging Diversified Small-Cap International            I-Net
                           Chip     Growth     Equity   Markets   Research    Equity     Large-Cap    Equity  Tollkeeper
                         Variable  Variable   Variable  Variable  Variable   Variable    Variable    Variable  Variable
                         Account   Account    Account   Account    Account    Account     Account    Account   Account
                         -----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $16,214
 Aggressive Growth
 Portfolio..............            $3,882
 Aggressive Equity
 Portfolio..............                      $24,854
 Emerging Markets
 Portfolio..............                                $15,606
 Diversified Research
 Portfolio..............                                           $8,656
 Small-Cap Equity
 Portfolio..............                                                     $181,829
 International Large-Cap
 Portfolio..............                                                                  $24,212
 Equity Portfolio.......                                                                             $45,215
 I-Net Tollkeeper
 Portfolio..............                                                                                        $3,226

Receivables:

 Due from Pacific Life
 Insurance Company......     250        26          8        18                   144          59          7        24
 Fund shares redeemed...                                                1
                         -----------------------------------------------------------------------------------------------
Total Assets............  16,464     3,908     24,862    15,624     8,657     181,973      24,271     45,222     3,250
                         -----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                1
 Fund shares purchased..     250        26          8        18                   144          59          7        24
                         -----------------------------------------------------------------------------------------------
Total Liabilities.......     250        26          8        18         1         144          59          7        24
                         -----------------------------------------------------------------------------------------------
NET ASSETS.............. $16,214    $3,882    $24,854   $15,606    $8,656    $181,829     $24,212    $45,215    $3,226
                         ===============================================================================================
Shares Owned in each
Portfolio...............   2,239       551      3,299     3,292       929      12,997       4,288      2,668       892
                         ===============================================================================================
Cost of Investments..... $20,397    $4,938    $41,230   $23,127    $9,959    $293,189     $30,714    $79,107    $6,681
                         ===============================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Financial  Health              Telecom-    Multi-   Equity  Strategic
                         Services  Sciences Technology munications Strategy  Income    Value   Growth LT Focused 30
                         Variable  Variable  Variable   Variable   Variable Variable Variable  Variable   Variable
                          Account  Account   Account     Account   Account  Account   Account   Account   Account
                         ------------------------------------------------------------------------------------------
ASSETS

Investments:
 Financial Services
 Portfolio..............  $1,856
 Health Sciences
 Portfolio..............            $4,200
 Technology Portfolio...                      $1,365
 Telecommunications
 Portfolio..............                                  $439
 Multi-Strategy
 Portfolio..............                                           $149,701
 Equity Income
 Portfolio..............                                                    $173,079
 Strategic Value
 Portfolio..............                                                              $2,634
 Growth LT Portfolio....                                                                       $309,929
 Focused 30 Portfolio...                                                                                   $1,396
Receivables:
 Due from Pacific Life
 Insurance Company......                          38         5                             3        205         1
 Fund shares redeemed...                 1                              118       35
                         ------------------------------------------------------------------------------------------
Total Assets............   1,856     4,201     1,403       444      149,819  173,114   2,637    310,134     1,397
                         ------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                 1                              118       33
 Fund shares purchased..                          38         5                             3        205         1
                         ------------------------------------------------------------------------------------------
Total Liabilities.......                 1        38         5          118       33       3        205         1
                         ------------------------------------------------------------------------------------------
NET ASSETS..............  $1,856    $4,200    $1,365      $439     $149,701 $173,081  $2,634   $309,929    $1,396
                         ==========================================================================================
Shares Owned in each
Portfolio...............     215       482       316        98       10,734    9,275     339     18,375       241
                         ==========================================================================================
Cost of Investments.....  $2,036    $4,323    $2,174      $657     $166,062 $228,125  $3,222   $578,498    $1,929
                         ==========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Mid-Cap  International    Capital    Mid-Cap   Global   Equity  Small-Cap           Inflation
                          Value       Value     Opportunities  Growth   Growth   Index     Index     REIT     Managed
                         Variable   Variable      Variable    Variable Variable Variable Variable  Variable  Variable
                         Account     Account       Account    Account  Account  Account   Account  Account  Account (1)
                         ----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Mid-Cap Value
 Portfolio.............. $47,110
 International Value
 Portfolio..............            $156,634
 Capital Opportunities
 Portfolio..............                           $6,378
 Mid-Cap Growth
 Portfolio..............                                       $2,722
 Global Growth
 Portfolio..............                                                 $622
 Equity Index
 Portfolio..............                                                        $374,268
 Small-Cap Index
 Portfolio..............                                                                  $19,005
 REIT Portfolio.........                                                                           $20,120
 Inflation Managed
 Portfolio (1) .........                                                                                      $41,021

Receivables:

 Due from Pacific Life
 Insurance Company......     226         275           35          41       3        132                20        163
 Fund shares purchased..                                                                       76
                         ----------------------------------------------------------------------------------------------
Total Assets............  47,336     156,909        6,413       2,763     625    374,400   19,081   20,140     41,184
                         ----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                                       76
 Fund shares purchased..     226         275           35          41       3        132                20        163
                         ----------------------------------------------------------------------------------------------
Total Liabilities.......     226         275           35          41       3        132       76       20        163
                         ----------------------------------------------------------------------------------------------
NET ASSETS.............. $47,110    $156,634       $6,378      $2,722    $622   $374,268  $19,005  $20,120    $41,021
                         ==============================================================================================
Shares Owned in each
Portfolio...............   3,939      13,824          891         429      82     13,971    2,223    1,602      3,778
                         ==============================================================================================
Cost of Investments..... $51,813    $218,184       $8,486      $3,592    $748   $437,094  $25,229  $19,146    $39,734
                         ==============================================================================================

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond      Value   Variable Variable Variable Variable
                         Variable Variable  Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account    Account     I        II      III       IV
                         --------------------------------------------------------------------------
ASSETS

Investments:
 Managed Bond
  Portfolio............. $207,468
 Money Market
  Portfolio.............          $270,821
 High Yield Bond
  Portfolio.............                    $45,128
 Large-Cap Value
  Portfolio.............                               $52,599
 Brandes International
  Equity Portfolio......                                        $21,054
 Turner Core Growth
  Portfolio.............                                                  $9,568
 Frontier Capital
  Appreciation
  Portfolio.............                                                          $13,364
 Clifton Enhanced U.S.
  Equity Portfolio......                                                                    $8,805

Receivables:

 Due from Pacific Life
  Insurance Company.....      626               103        389                14                 7
 Fund shares redeemed...               723                          184               168
                         --------------------------------------------------------------------------
Total Assets............  208,094  271,544   45,231     52,988   21,238    9,582   13,532    8,812
                         --------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
  Insurance Company.....               711                          184               168
 Fund shares purchased..      626               103        389                14                 7
                         --------------------------------------------------------------------------
Total Liabilities.......      626      711      103        389      184       14      168        7
                         --------------------------------------------------------------------------
NET ASSETS.............. $207,468 $270,833  $45,128    $52,599  $21,054   $9,568  $13,364   $8,805
                         ==========================================================================
Shares Owned in each
 Portfolio..............   18,456   26,843    6,634      4,932    1,752      804      986      688
                         ==========================================================================
Cost of Investments..... $199,384 $271,130  $53,025    $62,058  $25,835  $15,554  $17,128  $11,913
                         ==========================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                        Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap  International             I-Net
                        Chip       Growth      Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper
                      Variable    Variable    Variable  Variable   Variable   Variable     Variable    Variable   Variable
                     Account (1) Account (1)  Account   Account     Account    Account      Account    Account    Account
                     ------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.........         $3                                          $14    $37,191         $159      $3,803
                     ------------------------------------------------------------------------------------------------------
Net Investment
Income.............          3                                           14     37,191          159       3,803
                     ------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized loss
 from security
 transactions......        (55)      ($105)    ($2,183) ($6,500)       (110)   (44,535)      (3,590)     (9,537)   ($1,528)
 Net unrealized
 appreciation
 (depreciation)
 on investments....     (4,183)     (1,056)     (9,332)     108      (1,316)   (44,377)      (4,719)    (16,052)    (1,218)
                     ------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments.....     (4,238)     (1,161)    (11,515)  (6,392)     (1,426)   (88,912)      (8,309)    (25,589)    (2,746)
                     ------------------------------------------------------------------------------------------------------
NET DECREASE IN NET
ASSETS RESULTING
FROM OPERATIONS....    ($4,235)    ($1,161)   ($11,515) ($6,392)    ($1,412)  ($51,721)     ($8,150)   ($21,786)  ($2, 746)
                     ======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                      Financial    Health                 Telecom-    Multi-    Equity   Strategic
                      Services    Sciences   Technology  munications Strategy   Income     Value   Growth LT  Focused 30
                      Variable    Variable    Variable    Variable   Variable  Variable  Variable  Variable    Variable
                     Account (1) Account (1) Account (1) Account (1) Account   Account    Account   Account    Account
                     ---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..........                                                   $3,213    $3,074       $5     $66,963       $1
                     ---------------------------------------------------------------------------------------------------
Net Investment
Income..............                                                    3,213     3,074        5      66,963        1
                     ---------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.......     ($21)        $20        ($853)      ($90)      1,916     5,523      (68)     14,635     (175)
 Net unrealized
 depreciation on
 investments........     (180)       (123)        (809)      (218)    (17,091)  (50,592)    (577)   (261,215)    (382)
                     ---------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments......     (201)       (103)      (1,662)      (308)    (15,175)  (45,069)    (645)   (246,580)    (557)
                     ---------------------------------------------------------------------------------------------------
NET DECREASE IN NET
ASSETS RESULTING
FROM OPERATIONS.....    ($201)      ($103)     ($1,662)     ($308)   ($11,962) ($41,995)   ($640)  ($179,617)   ($556)
                     ===================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                   Mid-Cap   International    Capital      Mid-Cap     Global     Equity   Small-Cap           Inflation
                    Value        Value     Opportunities   Growth      Growth     Index      Index     REIT     Managed
                   Variable    Variable      Variable     Variable    Variable   Variable  Variable  Variable  Variable
                   Account      Account     Account (1)  Account (1) Account (1) Account    Account  Account  Account (2)
                   ------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends........  $1,358       $4,269                                            $4,971    $1,729    $146     $1,077
                   ------------------------------------------------------------------------------------------------------
Net Investment
Income............   1,358        4,269                                             4,971     1,729     146      1,077
                   ------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.....   1,400       (7,456)        ($114)       ($425)      ($10)     15,121      (343)    360       (105)
 Net unrealized
 appreciation
 (depreciation)
 on investments...  (6,714)     (53,462)       (2,108)        (870)      (126)   (117,189)   (4,959)    (56)       661
                   ------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.......  (5,314)     (60,918)       (2,222)      (1,295)      (136)   (102,068)   (5,302)    304        556
                   ------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS... ($3,956)    ($56,649)      ($2,222)     ($1,295)     ($136)   ($97,097)  ($3,573)   $450     $1,633
                   ======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                          Managed   Money   High Yield Large-Cap
                            Bond    Market     Bond      Value   Variable  Variable  Variable  Variable
                          Variable Variable  Variable  Variable  Account   Account   Account   Account
                          Account  Account   Account    Account     I         II       III        IV
                          -----------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............   $7,128   $7,093    $3,732     $1,597      $56        $2      $139       $15
                          -----------------------------------------------------------------------------
Net Investment Income...    7,128    7,093     3,732      1,597       56         2       139        15
                          -----------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain
  (loss) from security
  transactions..........       61      (64)   (2,675)       204      351    (2,416)   (3,894)     (362)
 Net unrealized
  appreciation
  (depreciation) on
  investments...........    7,272      113    (3,520)   (10,299)  (5,344)   (2,335)      257    (1,724)
                          -----------------------------------------------------------------------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........    7,333       49    (6,195)   (10,095)  (4,993)   (4,751)   (3,637)   (2,086)
                          -----------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $14,461   $7,142   ($2,463)   ($8,498) ($4,937)  ($4,749)  ($3,498)  ($2,071)
                          =============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                         Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap  International             I-Net
                         Chip       Growth      Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper
                       Variable    Variable    Variable  Variable   Variable   Variable     Variable    Variable   Variable
                      Account (1) Account (1)  Account   Account     Account    Account      Account    Account    Account
                      ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
 Net investment
 income.............         $3                                         $14     $37,191         $159     $3,803
 Net realized loss
 from security
 transactions.......        (55)     ($105)    ($2,183)  ($6,500)      (110)    (44,535)      (3,590)    (9,537)   ($1,528)
 Net unrealized
 appreciation
 (depreciation)
 on investments.....     (4,183)    (1,056)     (9,332)      108     (1,316)    (44,377)      (4,719)   (16,052)    (1,218)
                      ------------------------------------------------------------------------------------------------------
Net Decrease in Net
Assets Resulting
from Operations.....     (4,235)    (1,161)    (11,515)   (6,392)    (1,412)    (51,721)      (8,150)   (21,786)    (2,746)
                      ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...........      2,099        525       6,115     4,025      1,981      24,448        5,868     11,237      1,019
 Transfers between
 variable accounts,
 net................     19,328      4,791      (2,039)     (809)     3,582     (10,304)      10,429     (2,382)        78
 Transfers--policy
 charges and
 deductions.........       (698)      (186)     (2,191)   (1,340)      (519)    (11,974)      (1,784)    (3,932)      (442)
 Transfers--
 surrenders.........        (52)       (13)       (832)     (648)      (403)     (6,754)      (1,243)    (1,128)       (69)
 Transfers--other...       (228)       (74)       (566)     (367)      (512)     (1,864)      (1,224)    (1,055)       (34)
                      ------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions........     20,449      5,043         487       861      4,129      (6,448)      12,046      2,740        552
                      ------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS..............     16,214      3,882     (11,028)   (5,531)     2,717     (58,169)       3,896    (19,046)    (2,194)
                      ------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Period.............                            35,882    21,137      5,939     239,998       20,316     64,261      5,420
                      ------------------------------------------------------------------------------------------------------
 End of Period......    $16,214     $3,882     $24,854   $15,606     $8,656    $181,829      $24,212    $45,215     $3,226
                      ======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                            Financial    Health                 Telecom-    Multi-    Equity   Strategic  Growth   Focused
                            Services    Sciences   Technology  munications Strategy   Income     Value      LT        30
                            Variable    Variable    Variable    Variable   Variable  Variable  Variable  Variable  Variable
                           Account (1) Account (1) Account (1) Account (1) Account   Account    Account  Account   Account
                           ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
 Net investment income...                                                    $3,213    $3,074       $5    $66,963       $1
 Net realized gain (loss)
 from security
 transactions............      ($21)        $20       ($853)      ($90)       1,916     5,523      (68)    14,635     (175)
 Net unrealized
 depreciation on
 investments.............      (180)       (123)       (809)      (218)     (17,091)  (50,592)    (577)  (261,215)    (382)
                           ------------------------------------------------------------------------------------------------
Net Decrease in Net
Assets Resulting
from Operations..........      (201)       (103)     (1,662)      (308)     (11,962)  (41,995)    (640)  (179,617)    (556)
                           ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums................       262         443         352        146       10,633    21,243      533     55,815      380
 Transfers between
 variable accounts, net..     1,901       4,026       2,838        645        4,844   (10,455)   2,042     (6,597)     604
 Transfers--policy
 charges and deductions..       (72)       (127)       (125)       (36)      (6,079)  (10,312)    (139)   (24,061)    (123)
 Transfers--surrenders...       (18)        (22)        (25)        (6)      (2,854)   (5,250)     (27)   (11,572)     (19)
 Transfers--other........       (16)        (17)        (13)        (2)      (1,985)   (3,117)     (14)    (4,983)       5
                           ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions.............     2,057       4,303       3,027        747        4,559    (7,891)   2,395      8,602      847
                           ------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS............     1,856       4,200       1,365        439       (7,403)  (49,886)   1,755   (171,015)     291
                           ------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period.....                                                   157,104   222,967      879    480,944    1,105
                           ------------------------------------------------------------------------------------------------
 End of Period...........    $1,856      $4,200      $1,365       $439     $149,701  $173,081   $2,634   $309,929   $1,396
                           ================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                   Mid-Cap   International    Capital      Mid-Cap     Global     Equity   Small-Cap            Inflation
                    Value        Value     Opportunities   Growth      Growth     Index      Index     REIT      Managed
                   Variable    Variable      Variable     Variable    Variable   Variable  Variable  Variable   Variable
                   Account      Account     Account (1)  Account (1) Account (1) Account    Account  Account   Account (2)
                   -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........   $1,358       $4,269                                            $4,971    $1,729     $146      $1,077
 Net realized
 gain (loss) from
 security
 transactions....    1,400       (7,456)       ($114)       ($425)      ($10)      15,121      (343)     360        (105)
 Net unrealized
 appreciation
 (depreciation)
 on investments..   (6,714)     (53,462)      (2,108)        (870)      (126)    (117,189)   (4,959)     (56)        661
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..   (3,956)     (56,649)      (2,222)      (1,295)      (136)     (97,097)   (3,573)     450       1,633
                   -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........    7,881       22,380          884          622         68       61,058     2,423    2,976       4,370
 Transfers
 between variable
 accounts, net...   24,676       (2,594)       8,178        3,624        727          844     5,564    5,620       6,510
 Transfers--
 policy charges
 and deductions..   (2,567)      (9,287)        (273)        (129)       (22)     (24,359)   (1,058)    (979)     (1,906)
 Transfers--
 surrenders......   (1,255)      (3,926)         (37)         (50)       (14)     (11,244)     (352)    (461)       (739)
 Transfers--
 other...........   (1,168)      (1,670)        (152)         (50)        (1)      (4,334)     (171)    (717)       (313)
                   -------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived from
Policy
Transactions.....   27,567        4,903        8,600        4,017        758       21,965     6,406    6,439       7,922
                   -------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........   23,611      (51,746)       6,378        2,722        622      (75,132)    2,833    6,889       9,555
                   -------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Period..........   23,499      208,380                                           449,400    16,172   13,231      31,466
                   -------------------------------------------------------------------------------------------------------
 End of Period...  $47,110     $156,634       $6,378       $2,722       $622     $374,268   $19,005  $20,120     $41,021
                   =======================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (Unaudited)
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account  Account   Account
                                    Account   Account    Account    Account     I         II      III        IV
                                    ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income............    $7,128    $7,093    $3,732     $1,597      $56        $2     $139       $15
 Net realized gain (loss) from
  security transactions...........        61       (64)   (2,675)       204      351    (2,416)  (3,894)     (362)
 Net unrealized appreciation
  (depreciation) on investments...     7,272       113    (3,520)   (10,299)  (5,344)   (2,335)     257    (1,724)
                                    ------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations.......................    14,461     7,142    (2,463)    (8,498)  (4,937)   (4,749)  (3,498)   (2,071)
                                    ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    18,743   234,692     5,260      7,705    4,658     2,334    1,957     1,429
 Transfers between variable
  accounts, net...................    22,306  (144,230)    4,319     34,351    1,170      (201)   1,655     2,593
 Transfers--policy charges and
  deductions......................    (8,113)  (15,189)   (2,467)    (2,832)  (1,023)     (605)    (749)     (418)
 Transfers--surrenders............    (3,303)   (9,648)   (1,639)      (570)  (1,190)     (257)    (477)     (466)
 Transfers--other.................    (1,687)   (4,479)     (398)      (634)  (1,372)      (56)    (118)      (85)
                                    ------------------------------------------------------------------------------
Net Increase in Net Assets Derived
 from Policy Transactions.........    27,946    61,146     5,075     38,020    2,243     1,215    2,268     3,053
                                    ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................    42,407    68,288     2,612     29,522   (2,694)   (3,534)  (1,230)      982
                                    ------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period..............   165,061   202,545    42,516     23,077   23,748    13,102   14,594     7,823
                                    ------------------------------------------------------------------------------
 End of Period....................  $207,468  $270,833   $45,128    $52,599  $21,054    $9,568  $13,364    $8,805
                                    ==============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                          Aggressive Emerging  Diversified Small-Cap  International              I-Net     Multi-    Equity
                            Equity   Markets    Research    Equity      Large-Cap    Equity   Tollkeeper  Strategy   Income
                           Variable  Variable   Variable   Variable     Variable    Variable   Variable   Variable  Variable
                           Account   Account   Account (1)  Account    Account (1)  Account   Account (1) Account   Account
                          --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income..    $1,226       $12        $16     $22,131          $17     $4,305                $15,492   $20,983
 Net realized gain
 (loss) from security
 transactions...........     1,368     2,174         33      37,014         (899)     4,154       ($39)      1,836     6,806
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (11,733)  (12,692)        13    (130,859)      (1,783)   (28,706)    (2,237)    (16,234)  (43,571)
                          --------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    (9,139)  (10,506)        62     (71,714)      (2,665)   (20,247)    (2,276)      1,094   (15,782)
                          --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............     9,760     5,600        834      38,899        4,114     17,220      1,210      15,754    33,109
 Transfers between
 variable accounts,
 net....................     6,623     8,725      5,218      16,628       20,341     14,858      7,035      (1,013)    1,768
 Transfers--policy
 charges and
 deductions.............    (2,604)   (1,542)      (157)    (14,915)        (794)    (4,462)      (272)     (6,614)  (11,919)
 Transfers--surrenders..      (944)     (570)        (3)    (12,744)        (114)    (1,490)       (13)     (2,799)   (6,034)
 Transfers--other.......      (849)     (480)       (15)     (5,225)        (566)    (1,217)      (264)     (1,215)   (3,641)
                          --------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions.....    11,986    11,733      5,877      22,643       22,981     24,909      7,696       4,113    13,283
                          --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     2,847     1,227      5,939     (49,071)      20,316      4,662      5,420       5,207    (2,499)
                          --------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......    33,035    19,910                289,069                  59,599                151,897   225,466
                          --------------------------------------------------------------------------------------------------
 End of Year............   $35,882   $21,137     $5,939    $239,998      $20,316    $64,261     $5,420    $157,104  $222,967
                          ==================================================================================================

(1) Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, and May 1, 2000 for the I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                         Strategic   Growth     Focused   Mid-Cap   International  Equity   Small-Cap            Inflation
                           Value       LT         30       Value        Value      Index      Index     REIT      Managed
                         Variable   Variable   Variable   Variable    Variable    Variable  Variable  Variable   Variable
                        Account (1) Account   Account (1) Account      Account    Account    Account  Account   Account (2)
                        ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment
 income...............       $1      $86,293        $5       $192       $6,503      $9,274      $240     $406      $1,405
 Net realized gain
 (loss) from security
 transactions.........                54,726        (4)     1,064        3,605      27,250       (19)     537        (359)
 Net unrealized
 appreciation
 (depreciation)
 on investments.......      (11)    (277,267)     (150)     1,946      (35,319)    (81,837)   (1,931)   1,170       1,794
                        ---------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations.......      (10)    (136,248)     (149)     3,202      (25,211)    (45,313)   (1,710)   2,113       2,840
                        ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums.............       52       84,921        43      4,295       36,625      92,486     4,652    1,931       4,994
 Transfers between
 variable accounts,
 net..................      861       55,046     1,263     12,071        2,733      13,565     8,085    7,479       4,631
 Transfers--policy
 charges and
 deductions...........       (8)     (30,926)      (18)    (1,042)     (11,035)    (26,801)     (868)    (517)     (1,531)
 Transfers--
 surrenders...........               (17,105)                 (54)      (6,805)    (13,558)     (122)    (251)     (1,229)
 Transfers--other.....      (16)     (11,190)      (34)      (181)      (3,276)     (5,544)     (291)    (167)       (457)
                        ---------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived from
Policy Transactions...      889       80,746     1,254     15,089       18,242      60,148    11,456    8,475       6,408
                        ---------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS................      879      (55,502)    1,105     18,291       (6,969)     14,835     9,746   10,588       9,248
                        ---------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....               536,446                5,208      215,349     434,565     6,426    2,643      22,218
                        ---------------------------------------------------------------------------------------------------
 End of Year..........     $879     $480,944    $1,105    $23,499     $208,380    $449,400   $16,172  $13,231     $31,466
                        ===================================================================================================

(1) Operations commenced on October 2, 2000.

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                    Account   Account    Account    Account     I         II       III        IV
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income............    $8,482    $9,399    $4,404       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss) from
  security transactions...........      (737)      245    (4,022)       785      305     1,170     1,545       318
 Net unrealized appreciation
  (depreciation) on investments...     7,338      (175)   (2,080)       781     (879)   (6,036)   (6,187)   (2,074)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations.......................    15,083     9,469    (1,698)     1,783    1,284    (3,040)   (1,075)     (702)
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    20,167   316,982     8,079      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
  accounts, net...................    26,330  (220,717)   (7,770)    12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges and
  deductions......................    (6,394)  (15,498)   (2,543)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders............    (3,001)  (10,933)   (1,322)      (186)    (636)     (917)     (793)     (515)
 Transfers--other.................    (1,321)   (7,804)     (262)      (565)    (398)     (447)     (519)      (83)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Derived from Policy
 Transactions.....................    35,781    62,030    (3,818)    15,916   12,537    (5,480)    7,206     2,520
                                    -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................    50,864    71,499    (5,516)    17,699   13,821    (8,520)    6,131     1,818
                                    -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................   114,197   131,046    48,032      5,378    9,927    21,622     8,463     6,005
                                    -------------------------------------------------------------------------------
 End of Year......................  $165,061  $202,545   $42,516    $23,077  $23,748   $13,102   $14,594    $7,823
                                    ===============================================================================

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of thirty-five subaccounts called Variable
Accounts: the Blue Chip, Aggressive Growth, Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III and Variable Account IV as of September 30, 2001. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each Portfolio pursues different investment objectives and policies. The Semi-Annual Reports of the Funds dated June 30, 2001 are available upon request to Pacific Life Insurance Company (Pacific
Life).

 The Separate Account has organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Telecommunications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the nine-month period ended September 30, 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, Aggressive Equity, Emerging Markets, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of September 30, 2001 were as follows (amounts in thousands):

                                                             Variable Accounts
                              ------------------------------------------------------------------------------------------
                                  Blue    Aggressive  Aggressive    Emerging   Diversified    Small-Cap    International
                                Chip (1)  Growth (1)    Equity      Markets     Research       Equity        Large-Cap
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period                                    $42,926     $28,766       $5,926      $306,981        $22,104
Add:  Total net proceeds
      from policy
      transactions               $20,648    $5,392        6,225      13,274        7,860        62,526         26,795
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                       3                                              14           737            159
      (b) Net realized gain                                                                     36,454
                              ------------------------------------------------------------------------------------------
            Sub-Total             20,651     5,392       49,151      42,040       13,800       406,698         49,058
Less: Cost of
      investments disposed
      during the period              254       454        7,921      18,913        3,841       113,509         18,344
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                           20,397     4,938       41,230      23,127        9,959       293,189         30,714
Add:  Unrealized
      depreciation                (4,183)   (1,056)     (16,376)     (7,521)      (1,303)     (111,360)        (6,502)
                              ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                          $16,214    $3,882      $24,854     $15,606       $8,656      $181,829        $24,212
                              ==========================================================================================

                                            I-Net     Financial      Health       Tech-       Telecom-        Multi-
                                 Equity   Tollkeeper Services (1) Sciences (1) nology (1)  munications (1)   Strategy
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period             $82,101    $7,665                                                           $156,374
Add:  Total net proceeds
      from policy
      transactions                21,826     2,556       $2,304      $7,623       $4,776          $892         18,324
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                                                                                                2,928
      (b) Net realized gain        3,803                                                                          285
                              ------------------------------------------------------------------------------------------
          Sub-Total              107,730    10,221        2,304       7,623        4,776           892        177,911
Less: Cost of
      investments disposed
      during the period           28,623     3,540          268       3,300        2,602           235         11,849
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                           79,107     6,681        2,036       4,323        2,174           657        166,062
Add:  Unrealized
      depreciation               (33,892)   (3,455)        (180)       (123)        (809)         (218)       (16,361)
                              ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                          $45,215    $3,226       $1,856      $4,200       $1,365          $439       $149,701
                              ==========================================================================================

                                                                                                Inter-         Capital
                                  Equity   Strategic     Growth      Focused      Mid-Cap      national      Opportuni-
                                  Income     Value         LT           30         Value         Value        ties (1)
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period            $227,421      $890     $488,298      $1,256      $21,488      $216,468
Add:  Total net proceeds
      from policy
      transactions                17,360    $3,654       62,945     $ 1,281       37,710        36,854         $8,919
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                     646         5        4,087           1          151         1,220
      (b) Net realized gain        2,428                 62,876                    1,207         3,049
                              ------------------------------------------------------------------------------------------
         Sub-Total               247,855     4,549      618,206       2,538       60,556       257,591          8,919
Less: Cost of
      investments disposed
      during the period           19,730     1,327       39,708         609        8,743        39,407            433
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                          228,125     3,222      578,498       1,929       51,813       218,184          8,486
Add:  Unrealized
      depreciation               (55,046)     (588)    (268,569)       (533)      (4,703)      (61,550)        (2,108)
                              ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                         $173,079    $2,634     $309,929      $1,396      $47,110      $156,634         $6,378
                              ==========================================================================================

                                Mid-Cap     Global                 Small-Cap                  Inflation
                               Growth (1) Growth (1) Equity Index    Index        REIT       Managed (2)   Managed Bond
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period                                   $395,037     $17,437      $12,201       $30,840       $164,249
Add:  Total net proceeds
      from policy
      transactions                $8,275      $823       59,428       9,380        9,295        16,907         38,432
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                                          3,332          96           85         1,077          7,128
      (b) Net realized gain                               1,639       1,633           61
                              ------------------------------------------------------------------------------------------
         Sub-Total                 8,275       823      459,436      28,546       21,642        48,824        209,809
Less: Cost of
      investments disposed
      during the period            4,683        75       22,342       3,317        2,496         9,090         10,425
                              ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                            3,592       748      437,094      25,229       19,146        39,734        199,384
Add:  Unrealized
      appreciation
      (depreciation)                (870)     (126)     (62,826)     (6,224)         974         1,287          8,084
                              ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                           $2,722      $622     $374,268     $19,005      $20,120       $41,021       $207,468
                              ==========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

(2) Inflation Managed was formerly named Government Securities.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                                  Variable Accounts
                             ------------------------------------------------------------------------------------------
                                Money    High Yield  Large Cap
                                Market      Bond       Value          I           II            III            IV
                             ------------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of period           $202,967   $46,893     $22,237      $23,185      $16,753       $18,615        $9,207
Add:  Total net proceeds
      from policy
      transactions              313,648    22,711      45,217        7,672        4,914        18,579         4,568
      Reinvested
      distributions from the
      Funds:
      (a) Net investment
          income                  7,093     3,732         194            7            2                          15
      (b) Net realized gain                             1,403           49                        139
                             ------------------------------------------------------------------------------------------
         Sub-Total              523,708    73,336      69,051       30,913       21,669        37,333        13,790
Less: Cost of
      investments disposed
      during the period         252,578    20,311       6,993        5,078        6,115        20,205         1,877
                             ------------------------------------------------------------------------------------------
Total cost of
 investments at end of
 period                         271,130    53,025      62,058       25,835       15,554        17,128        11,913
Add:  Unrealized
      depreciation                 (309)   (7,897)     (9,459)      (4,781)      (5,986)       (3,764)       (3,108)
                             ------------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                        $270,821   $45,128     $52,599      $21,054       $9,568       $13,364        $8,805
                             ==========================================================================================

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the period ended September 30, 2001 and the selected accumulation unit information as of September 30, 2001 were as follows (units in thousands):

                                                                  Variable Accounts
                             ------------------------------------------------------------------------------------------
                                 Blue    Aggressive  Aggressive    Emerging   Diversified    Small-Cap    International
                               Chip (1)  Growth (1)    Equity      Markets     Research       Equity        Large-Cap
                             ------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of period                                 2,798        3,028          522         5,308         2,589
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                       260        61         553          611          178           558           845
 (b) Transfers between
     variable accounts, net       2,211       518        (173)        (106)         323          (245)        1,439
 (c) Transfers--policy
     charges and deductions         (87)      (22)       (200)        (205)         (48)         (275)         (257)
 (d) Transfers--
     surrenders                      (7)       (2)        (74)         (98)         (36)         (155)         (180)
 (e) Transfers--other               (26)       (4)        (53)         (54)         (44)          (43)         (176)
                             ------------------------------------------------------------------------------------------
          Sub-Total                2,351       551          53          148          373          (160)        1,671
                             ------------------------------------------------------------------------------------------
Total units outstanding
 at end of period                  2,351       551       2,851        3,176          895         5,148         4,260
                             ==========================================================================================

Accumulation Unit Value:
 At beginning of period           $10.00    $10.00      $12.82        $6.98       $11.38        $45.22         $7.85
 At end of period                  $6.90     $7.05       $8.72        $4.91        $9.67        $35.32         $5.68
                                           I-Net     Financial      Health       Tech-       Telecom-        Multi-
                                 Equity   Tollkeeper Services (1) Sciences (1) nology (1)  munications (1)   Strategy
                             ------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of period            4,147       800                                                             4,239
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                        842       188          28           46           51            25           291
 (b) Transfers between
     variable accounts, net         (300)        6         200          417          272            90           138
 (c) Transfers--policy
     charges and deductions         (298)      (81)         (8)         (13)         (18)           (4)         (167)
 (d) Transfers--
     surrenders                      (84)      (11)         (2)          (2)          (3)           (1)          (78)
 (e) Transfers--other                (77)      (10)         (1)          (2)          (2)           (1)          (54)
                             ------------------------------------------------------------------------------------------
          Sub-Total                   83        92         217          446          300           109           130
                             ------------------------------------------------------------------------------------------
Total units outstanding
 at end of period                  4,230       892         217          446          300           109         4,369
                             ==========================================================================================

Accumulation Unit Value:
 At beginning of period           $15.50     $6.78      $10.00       $10.00       $10.00        $10.00        $37.06
 At end of period                 $10.69     $3.62       $8.56        $9.42        $4.54         $4.04        $34.26

----------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                          Variable Accounts
                             ---------------------------------------------------------------------------
                                                                                    Inter-     Capital
                                 Equity   Strategic             Focused  Mid-Cap   national   Opportuni-
                                 Income     Value    Growth LT    30      Value      Value     ties (1)
                             ---------------------------------------------------------------------------
Total units outstanding
 at beginning of period           4,665         90     9,673       134    1,819      8,754
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                       469         57     1,352        52      579      1,084         108
 (b) Transfers between
     variable accounts, net        (236)       210      (278)       73    1,791       (120)        917
 (c) Transfers--policy
     charges and deductions        (228)       (15)     (588)      (18)    (189)      (450)        (33)
 (d) Transfers--
     surrenders                    (115)        (3)     (279)       (2)     (90)      (189)         (4)
 (e) Transfers--other               (70)        (1)     (124)        1      (83)       (82)        (20)
                             ---------------------------------------------------------------------------
         Sub-Total                 (180)       248        83       106    2,008        243         968
                             ---------------------------------------------------------------------------
Total units outstanding
 at end of period                 4,485        338     9,756       240    3,827      8,997         968
                             ===========================================================================

Accumulation Unit Value:
 At beginning of period          $47.80      $9.78    $49.72     $8.26   $12.92     $23.80      $10.00
 At end of period                $38.59      $7.80    $31.77     $5.83   $12.31     $17.41       $6.59
                                Mid-Cap     Global    Equity   Small-Cap           Inflation   Managed
                               Growth (1) Growth (1)   Index     Index    REIT    Managed (2)    Bond
                             ---------------------------------------------------------------------------
Total units outstanding
 at beginning of period                                9,728     1,429      998      1,209       6,071
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                        75          8     1,315       219      218        163         666
 (b) Transfers between
     variable accounts, net         390         81        18       492      406        242         792
 (c) Transfers--policy
     charges and deductions         (16)        (1)     (525)      (96)     (72)       (71)       (288)
 (d) Transfers--
     surrenders                     (5)        (2)     (242)      (32)     (33)       (28)       (117)
 (e) Transfers--other               (5)        (1)      (93)      (13)     (53)       (11)        (60)
                             ---------------------------------------------------------------------------
         Sub-Total                 439         85       473       570      466        295         993
                             ---------------------------------------------------------------------------
Total units outstanding
 at end of period                  439         85    10,201     1,999    1,464      1,504       7,064
                             ===========================================================================

Accumulation Unit Value:
 At beginning of period         $10.00     $10.00    $46.20    $11.32   $13.26     $26.03      $27.19
 At end of period                $6.20      $7.32    $36.69     $9.51   $13.74     $27.28      $29.37
                                 Money    High Yield Large-Cap
                                 Market      Bond      Value       I       II         III         IV
                             ---------------------------------------------------------------------------
Total units outstanding
 at beginning of period         10,749      1,581     1,840     1,288      599        724         421
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                   12,261        188       621       268      126         97          96
 (b) Transfers between
     variable accounts, net     (7,573)       153     2,672        66      (31)        82         154
 (c) Transfers--policy
     charges and deductions       (791)       (88)     (229)      (59)     (33)       (37)        (26)
 (d) Transfers--
     surrenders                   (502)       (59)      (46)      (69)     (13)       (23)        (25)
 (e) Transfers--other             (228)       (14)      (52)      (77)      (3)        (6)        (17)
                             ---------------------------------------------------------------------------
         Sub-Total               3,167        180     2,966       129       46        113         182
                             ---------------------------------------------------------------------------
Total units outstanding
 at end of period               13,916      1,761     4,806     1,417      645        837         603
                             ===========================================================================

Accumulation Unit Value:
 At beginning of period     $18.84     $26.89    $12.54    $18.44   $21.88     $20.16      $18.58
 At end of period           $19.46     $25.62    $10.94    $14.86   $14.83     $15.97      $14.60

----------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).
(2) Inflation Managed was formerly named Government Securities.

                              -------------------

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

           Consolidated Financial Statements as of September 30, 2001
              and December 31, 2000 and for the nine months ended
                          September 30, 2001 and 2000

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                  September 30,
                                                      2001      December 31,
                                                   (Unaudited)      2000
----------------------------------------------------------------------------
                                                        (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair
   value:
    Fixed maturity securities                        $16,446      $15,136
    Equity securities                                    145          179
  Trading securities at fair value                       455           71
  Mortgage loans                                       2,983        3,026
  Real estate                                            230          243
  Policy loans                                         5,011        4,680
  Other investments                                    2,699        2,654
----------------------------------------------------------------------------
TOTAL INVESTMENTS                                     27,969       25,989
Cash and cash equivalents                              1,059          211
Deferred policy acquisition costs                      1,978        1,785
Accrued investment income                                368          335
Other assets                                             657          535
Separate account assets                               21,870       25,918
----------------------------------------------------------------------------
TOTAL ASSETS                                         $53,901      $54,773
============================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products        $21,473      $19,410
  Future policy benefits                               4,618        4,531
  Short-term and long-term debt                          426          359
  Other liabilities                                    1,730        1,323
  Separate account liabilities                        21,870       25,918
----------------------------------------------------------------------------
TOTAL LIABILITIES                                     50,117       51,541
----------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares
   authorized, issued and outstanding                     30           30
  Paid-in capital                                        149          147
  Unearned ESOP shares                                    (3)          (6)
  Retained earnings                                    3,204        3,030
  Accumulated other comprehensive income                 404           31
----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                             3,784        3,232
----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY           $53,901      $54,773
============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (Unaudited)

                                                           Nine Months
                                                              Ended
                                                          September 30,
                                                          2001     2000
-----------------------------------------------------------------------------
                                                            (In Millions)
REVENUES
Universal life and investment-type product policy fees    $  607   $  581
Insurance premiums                                           573      443
Net investment income                                      1,191    1,225
Net realized investment gains (losses)                       (38)   1,134
Commission revenue                                           127      184
Other income                                                 177      167
-----------------------------------------------------------------------------
TOTAL REVENUES                                             2,637    3,734
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-type
 products                                                    710      658
Policy benefits paid or provided                             834      732
Commission expenses                                          393      410
Operating expenses                                           458      416
-----------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                2,395    2,216
-----------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                     242    1,518
Provision for income taxes                                    62      512
-----------------------------------------------------------------------------

INCOME BEFORE CUMULATIVE ADJUSTMENT DUE TO CHANGES IN
 ACCOUNTING PRINCIPLES                                       180    1,006
Cumulative adjustment due to changes in accounting
 principles (Note 3)                                          (6)
-----------------------------------------------------------------------------

NET INCOME                                                $  174   $1,006
=============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                 Accumulated Other Comprehensive Income (Loss)
                                                                ------------------------------------------------
                                                                 Unrealized
                                                                 Gain/(Loss)      Foreign         Unrealized
                                              Unearned          On Securities    Currency          Gain on
                               Common Paid-in   ESOP   Retained Available for   Translation   Interest in PIMCO
                               Stock  Capital  Shares  Earnings   Sale, Net   Adjustment, Net Advisors L.P., Net Total
-----------------------------------------------------------------------------------------------------------------------
                                                                    (In Millions)
BALANCES,
 JANUARY 1, 2000                $30    $140     $(12)   $2,035      $(278)                                       $1,915
Comprehensive income:
  Net income                                               995                                                      995
  Other comprehensive income                                          236           $(4)             $ 77           309
                                                                                                                 ------
Total comprehensive income                                                                                        1,304
Issuance of partnership units
 by PIMCO Advisors L.P.                   5                                                                           5
Allocation of unearned
 ESOP shares                              2        6                                                                  8
-----------------------------------------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 2000               30     147       (6)    3,030        (42)           (4)               77         3,232
Comprehensive income:
  Net income                                               174                                                      174
  Other comprehensive income                                          282            (5)               96           373
                                                                                                                 ------
Total comprehensive income                                                                                          547
Allocation of unearned
 ESOP shares                              2        3                                                                  5
-----------------------------------------------------------------------------------------------------------------------

BALANCES, (Unaudited)
 SEPTEMBER 30, 2001             $30    $149     $ (3)   $3,204      $ 240           $(9)             $173        $3,784
=======================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                               Nine Months
                                                                  Ended
                                                              September 30,
                                                             2001      2000
------------------------------------------------------------------------------
                                                              (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $   174  $ 1,006
Adjustments to reconcile net income to net cash provided by
 operating activities:
  Amortization on fixed maturity securities                      (53)     (58)
  Depreciation and other amortization                             21       21
  Earnings of equity method investees                             (5)     (24)
  Deferred income taxes                                          112      450
  Net realized investment (gains) losses                          38   (1,134)
  Net change in deferred policy acquisition costs               (193)    (267)
  Interest credited to universal life and investment-type
   products                                                      710      658
  Change in trading securities                                  (384)       3
  Change in accrued investment income                            (33)      (3)
  Change in future policy benefits                                87      186
  Change in other assets and liabilities                          (7)     (26)
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                        467      812
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                                   (2,931)  (2,327)
  Sales                                                          611    1,223
  Maturities and repayments                                    1,174    1,326
Repayments of mortgage loans                                     393      408
Purchases of mortgage loans and real estate                     (358)    (357)
Distributions from limited partnerships                                    61
Change in policy loans                                          (331)    (287)
Other investing activity, net                                    467     (516)
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                           (975)    (469)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                          Nine Months
                                                       Ended September 30,
(Continued)                                            2001      2000
--------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                           $  3,836  $  3,232
  Withdrawals                                          (2,552)   (3,718)
Net change in short-term and long-term debt                67       138
Allocation of unearned ESOP shares                          5         6
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES     1,356      (342)
--------------------------------------------------------------------------

Net change in cash and cash equivalents                   848         1
Cash and cash equivalents, beginning of period            211       439
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF PERIOD             $  1,059  $    440
==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid                                    $      3  $     55
Interest paid                                        $     23  $     15
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

1. ORGANIZATION AND BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of a conversion to form a mutual holding company structure in 1997.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

2. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The information set forth in the consolidated statements of financial condition and stockholder's equity as of September 30, 2001 and the consolidated statements of operations and cash flows for the nine months ended September 30, 2001 and 2000 is unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The information reflects all adjustments, consisting only of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position and results of operations of Pacific Life Insurance Company and subsidiaries (the Company) for the periods indicated. Results of operations for the interim periods are not necessarily indicative of the results of operations for the full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements for the years ended December 31, 2000, 1999 and 1998.

   The accompanying consolidated financial statements of the Company include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the 2001 financial statement presentation.

3. NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 2001, the Company adopted the requirements of the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of FASB Statement No. 133, and supplemented by implementation guidance issued by the FASB's Derivatives Implementation Group. SFAS No. 133 requires, among other things, that all derivatives be recognized as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses are reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are reported in income. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

3. NEW ACCOUNTING PRONOUNCEMENTS (Continued)

   interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. The cumulative effect of adopting SFAS
   No. 133, as amended, was an after tax gain of $2 million. For the nine months ended September 30, 2001, the pretax effect of applying SFAS No. 133 was a loss of $26 million and is included in net realized investment gains (losses). The FASB's Derivatives Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's future operations.

   Effective April 1, 2001, the Company implemented Emerging Issues Task Force
   (EITF) 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. EITF 99-20 changes how income and impairment losses are recognized on asset-backed securities. The cumulative effect on net income of implementing EITF 99-20 was an after tax loss of $8 million.

   On July 1, 2001, the Company adopted SFAS No. 141, Business Combinations. SFAS No. 141 requires the purchase method of accounting for business combinations initiated after June 30, 2001 and eliminates the pooling-of-interest method. Adoption of this accounting standard did not have a material impact on the Company's financial position and results of operations.

   In July 2001, the FASB issued SFAS No, 142, Goodwill and Other Intangible Assets, which is effective January 1, 2002. SFAS No. 142 requires that ratable amortization of goodwill be replaced with periodic impairment tests of the goodwill asset and that intangible assets, other than goodwill, should be amortized over their useful lives. The Company has not finalized the quantification of the effects of SFAS No. 142 on its financial position and results of operations.

4. INTEREST IN PIMCO ADVISORS L.P.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain was included in net realized investment gains for the nine months ended September 30, 2000. A net deferred tax liability in the amount of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below, with the net unrealized gain reported as part of other comprehensive income.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

4. INTEREST IN PIMCO ADVISORS L.P. (Continued)

   business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14, and can be exercised only if the call per unit value reaches a minimum value.

5. LITIGATION

   The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

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